                          SECURITIES AND EXCHANGE COMMISSION

                               WASHINGTON, D.C.  20549


                                      FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            X
                                                                 -----

     Pre-Effective Amendment No.
                                -----                                 -----


     Post-Effective Amendment No. 18 File No. 33-33980                  X
                                                                      -----

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         X
                                                                      -----

     Amendment No. 19 File No. 811-6067                                 X
                                                                      -----

                          DIMENSIONAL INVESTMENT GROUP INC.
              ----------------------------------------------------------
                  (Exact Name of Registrant as Specified in Charter)

  1299 Ocean Avenue, 11th Floor, Santa Monica CA                   90401
-------------------------------------------------                ----------
     (Address of Principal Executive Office)                     (Zip Code)

Registrant's Telephone Number, including Area Code   (310) 395-8005
                                                     --------------

     Irene R. Diamant, 1299 Ocean Avenue, 11th Floor,
     Santa Monica, California 90401
     ---------------------------------------------------
          (Name and Address of Agent for Service)

Copies of communications to Stephen W. Kline, Esquire, Stradley, Ronon, Stevens & Young, LLP, Great Valley Corporate Center, 30 Valley Stream Parkway, Malvern, PA 19355, (610) 640-5801.

It is proposed that this filing will become effective
(check appropriate box):

           Immediately upon filing pursuant to paragraph (b) /X/ On (date) pursuant to paragraph (b)
     ----
           60 days after filing pursuant to paragraph (a)(1)
     ----
           On (date) pursuant to paragraph (a)(2) of Rule 485
     ----
           75 days after filing pursuant to paragraph (a)(2).
     ----

The Trustees and principal officers of The DFA Investment Trust Company also have executed this registration statement.

                                      FORM N-1A

                                CROSS REFERENCE SHEET
                              (as required by Rule 404)


FORM N-1A PART A ITEM NO.                                                  PROSPECTUS LOCATION
-------------------------                                                  -------------------
     Item 1.   Cover Page. . . . . . . . . . . . . . . . . . . . . . .     Cover Page

     Item 2.   Synopsis. . . . . . . . . . . . . . . . . . . . . . . .     Highlights

     Item 3.   Condensed Financial Information . . . . . . . . . . . .     Condensed Financial
                                                                           Information

     Item 4.   General Description of Registrant.. . . . . . . . . . .     Cover Page;
                                                                           Highlights; The
                                                                           Portfolio; Investment
                                                                           Objective and
                                                                           Policies; Securities
                                                                           Loans; Risk Factors;
                                                                           General Information

     Item 5.   Management of the Fund. . . . . . . . . . . . . . . . .     Highlights;
                                                                           Management of the
                                                                           Portfolios

     Item 6.   Capital Stock and Other Securities. . . . . . . . . . .     Highlights;
                                                                           Dividends, Capital
                                                                           Gains Distributions
                                                                           and Taxes; General
                                                                           Information

     Item 7.   Purchase of Securities Being
                    Offered. . . . . . . . . . . . . . . . . . . . . .     Highlights; Purchase
                                                                           of Shares; Valuation
                                                                           of Shares;
                                                                           Distribution;
                                                                           Exchange of Shares

     Item 8.   Redemption or Repurchase. . . . . . . . . . . . . . . .     Highlights;
                                                                           Redemption of Shares

     Item 9.   Pending Legal Proceedings . . . . . . . . . . . . . . .     Not Applicable


FORM N-1A PART B ITEM NO.                                                  LOCATION IN
-------------------------                                                  STATEMENT OF
                                                                           ADDITIONAL
                                                                           INFORMATION
                                                                           ------------

     Item 10.  Cover Page. . . . . . . . . . . . . . . . . . . . . . .     Cover Page

     Item 11.  Table of Contents . . . . . . . . . . . . . . . . . . .     Table of Contents

     Item 12.  General Information and History . . . . . . . . . . . .     Other Information

     Item 13.  Investment Objectives and Policies. . . . . . . . . . .     Investment Objective
                                                                           and Policies;
                                                                           Investment
                                                                           Limitations

     Item 14.  Management of the Fund. . . . . . . . . . . . . . . . .     Management of the
                                                                           Portfolios; Directors
                                                                           and Officers
     Item 15.  Control Persons and Principal
               Holders of Securities . . . . . . . . . . . . . . . . .     Principal Holders of
                                                                           Securities

     Item 16.  Investment Advisory and Other
               Services. . . . . . . . . . . . . . . . . . . . . . . .     Management of the
                                                                           Portfolios

     Item 17.  Brokerage Allocation and Other
               Practices . . . . . . . . . . . . . . . . . . . . . . .     Brokerage
                                                                           Transactions

     Item 18.  Capital Stock and Other Securities. . . . . . . . . . .     Other Information

     Item 19.  Purchase, Redemption and Pricing
               of Securities Being Offered . . . . . . . . . . . . . .     Purchase of Shares;
                                                                           Redemption of Shares

     Item 20.  Tax Status. . . . . . . . . . . . . . . . . . . . . . .     Federal Tax Treatment
                                                                           of Futures Contracts

     Item 21.  Underwriters. . . . . . . . . . . . . . . . . . . . . .     Not Applicable

     Item 22.  Calculation of Performance Data . . . . . . . . . . . .     Calculation of
                                                                           Performance Data

     Item 23.  Financial Statements. . . . . . . . . . . . . . . . . .     Financial Statements


FORM N-1A PART C ITEM NO.                                                  LOCATION IN PART C
-------------------------                                                  ------------------

     Item 24.  Financial Statements and Exhibits . . . . . . . . . . .     Financial Statements
                                                                           and Exhibits

     Item 25.  Persons Controlled by or Under
               Common Control with Registrant. . . . . . . . . . . . .     Persons Controlled by
                                                                           or Under Common
                                                                           Control with
                                                                           Registrant

     Item 26.  Number of Holders of Securities . . . . . . . . . . . .     Number of Holders of
                                                                           Securities

     Item 27.  Indemnification . . . . . . . . . . . . . . . . . . . .     Indemnification

     Item 28.  Business and Other Connections of
               Investment Advisor. . . . . . . . . . . . . . . . . . .     Business and Other
                                                                           Connections of
                                                                           Investment Advisor

     Item 29.  Principal Underwriters. . . . . . . . . . . . . . . . .     Principal
                                                                           Underwriters

     Item 30.  Location of Accounts and Records. . . . . . . . . . . .     Location of Accounts
                                                                           and Records

     Item 31.  Management Services . . . . . . . . . . . . . . . . . .     Management Services

     Item 32.  Undertakings. . . . . . . . . . . . . . . . . . . . . .     Undertakings

                                     PROSPECTUS

                                 FEBRUARY 13, 1998

                      DFA  INTERNATIONAL  VALUE  PORTFOLIO  IV
                           EMERGING MARKETS PORTFOLIO II

                                --------------------


     This prospectus describes DFA INTERNATIONAL VALUE PORTFOLIO IV and EMERGING MARKETS PORTFOLIO II (individually, a "Portfolio" and collectively, the "Portfolios"), each a series of shares issued by Dimensional Investment Group Inc. (the "Fund"), 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, (310) 395-8005. Each Portfolio is an open-end, management investment company whose shares are offered, without a sales charge, only to certain defined contribution plans (the "Plans").


     The Fund issues thirteen series of shares, each of which represents a separate class of the Fund's common stock, having its own investment objective and policies and two of which are set forth in this prospectus. The investment objective of each Portfolio is to achieve long-term capital appreciation.

     EACH PORTFOLIO, UNLIKE MANY OTHER INVESTMENT COMPANIES WHICH DIRECTLY ACQUIRE AND MANAGE THEIR OWN PORTFOLIO OF SECURITIES, SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING ALL OF ITS INVESTABLE ASSETS IN THE SHARES OF A CORRESPONDING SERIES OF THE DFA INVESTMENT TRUST COMPANY (THE "TRUST"), AN OPEN-END, MANAGEMENT INVESTMENT COMPANY THAT ISSUES SERIES (INDIVIDUALLY AND COLLECTIVELY, THE "SERIES") HAVING THE SAME INVESTMENT OBJECTIVES, POLICIES AND LIMITATIONS AS THE PORTFOLIOS. THE INVESTMENT EXPERIENCE OF EACH PORTFOLIO WILL CORRESPOND DIRECTLY WITH THE INVESTMENT EXPERIENCE OF ITS CORRESPONDING SERIES. INVESTORS SHOULD CAREFULLY CONSIDER THIS INVESTMENT APPROACH. FOR ADDITIONAL INFORMATION, SEE "THE PORTFOLIOS."


     This prospectus sets forth information about the Portfolios that prospective investors should know before investing and should be read carefully and retained for future reference. A statement of additional information about the Portfolios, dated February 13, 1998, as amended from time to time, which is incorporated herein by reference, has been filed with the Securities and Exchange Commission and is available upon request, without charge, by writing or calling the Fund at the above address or telephone number.


                                 --------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                 TABLE OF CONTENTS

                                                                            PAGE

HIGHLIGHTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3

CONDENSED FINANCIAL INFORMATION. . . . . . . . . . . . . . . . . . . . . . . . 6

THE PORTFOLIOS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 9

DFA INTERNATIONAL VALUE PORTFOLIO IV - INVESTMENT OBJECTIVE AND POLICIES . . .10
     Portfolio Characteristics and Policies. . . . . . . . . . . . . . . . . .10
     Portfolio Structure . . . . . . . . . . . . . . . . . . . . . . . . . . .10
     Portfolio Transactions. . . . . . . . . . . . . . . . . . . . . . . . . .11

EMERGING MARKETS PORTFOLIO II - INVESTMENT OBJECTIVE AND POLICIES. . . . . . .12
     Portfolio Characteristics and Policies. . . . . . . . . . . . . . . . . .12
     Portfolio Structure . . . . . . . . . . . . . . . . . . . . . . . . . . .13
     Portfolio Transactions. . . . . . . . . . . . . . . . . . . . . . . . . .14

SECURITIES LOANS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .14

RISK FACTORS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .14
     Foreign Securities. . . . . . . . . . . . . . . . . . . . . . . . . . . .14
     Investing in Emerging Markets . . . . . . . . . . . . . . . . . . . . . .15
     Foreign Currencies and Related Transactions . . . . . . . . . . . . . . .16
     Borrowing . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .16
     Portfolio Strategies. . . . . . . . . . . . . . . . . . . . . . . . . . .16
     Repurchase Agreements . . . . . . . . . . . . . . . . . . . . . . . . . .16
     Futures Contracts and Options on Futures. . . . . . . . . . . . . . . . .16

MANAGEMENT OF THE PORTFOLIOS . . . . . . . . . . . . . . . . . . . . . . . . .17
     Administrative Services . . . . . . . . . . . . . . . . . . . . . . . . .18

DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES . . . . . . . . . . . . . . .18

PURCHASE OF SHARES . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .19
     In Kind Purchases . . . . . . . . . . . . . . . . . . . . . . . . . . . .19

VALUATION OF SHARES. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .20

DISTRIBUTION . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .21

EXCHANGE OF SHARES . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .21

REDEMPTION OF SHARES . . . . . . . . . . . . . . . . . . . . . . . . . . . . .21

GENERAL INFORMATION. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .22

                                      HIGHLIGHTS



                                                                            PAGE
THE PORTFOLIOS                                                                 9


     Each Portfolio, in effect, represents a separate mutual fund with its own investment objective and policies. The investment objective of each Portfolio is a fundamental policy and may not be changed without the affirmative vote of a majority of its outstanding securities. Proceeds from the sale of shares of a Portfolio will be invested in accordance with that Portfolio's investment objective and policies.


                                                                            PAGE
INVESTMENT OBJECTIVE - DFA INTERNATIONAL VALUE PORTFOLIO IV                   10

     The investment objective of the Portfolio is to achieve long-term capital appreciation. The Portfolio invests all of its assets in the DFA International Value Series of the Trust (the "International Value Series"), which in turn invests in the stocks of large non-U.S. companies that have a high book value in relation to their market value. (See "DFA INTERNATIONAL VALUE PORTFOLIO IV - INVESTMENT OBJECTIVE AND POLICIES.")



                                                                            PAGE
INVESTMENT OBJECTIVE - EMERGING MARKETS PORTFOLIO II                          12

     The investment objective of the Portfolio is to achieve long-term capital appreciation. The Portfolio invests all of its assets in the Emerging Markets Series of the Trust, which in turn invests in the equity securities of larger companies in emerging markets. (See "EMERGING MARKETS PORTFOLIO II - INVESTMENT OBJECTIVE AND POLICIES.")



                                                                            PAGE
RISK FACTORS                                                                  14


     Both Portfolios (indirectly through their investment in the corresponding Series of the Trust) invest in foreign securities which are traded abroad, and the Emerging Markets Portfolio II invests in emerging markets. The corresponding Series may invest in futures contracts and options thereon. Each Portfolio is authorized to invest in repurchase agreements. Those policies and the policy of the Portfolios to invest in the shares of corresponding Series of the Trust involve certain risks. (See "RISK FACTORS.")


                                                                            PAGE
MANAGEMENT AND ADMINISTRATIVE SERVICES                                        17


     Dimensional Fund Advisors Inc. (the "Advisor" or "DFA") provides each Portfolio with administrative services and also serves as investment advisor to each Series. (See "MANAGEMENT OF THE PORTFOLIOS.")


                                                                            PAGE
DIVIDEND POLICY                                                               18


     Each Portfolio distributes dividends from its net investment income in December of each year and will distribute any realized net capital gains annually after the end of the Fund's fiscal year in November. (See "DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES.")

                                                                           PAGE
PURCHASE, VALUATION AND REDEMPTION OF SHARES                                  19


     The shares of the DFA International Value Portfolio IV are offered at net asset value, which is calculated as of the close of the New York Stock Exchange ("NYSE") on each day that the NYSE is open for business. The shares of the Emerging Markets Portfolio II may be purchased at a public offering price which is equal to the net asset value of its shares plus a reimbursement fee equal to
 .50% of the value of such shares. The value of a Portfolio's shares will fluctuate in relation to the investment experience of its corresponding Series. The redemption price of a share of each Portfolio is equal to its net asset value. (See "PURCHASE OF SHARES," "VALUATION OF SHARES" and "REDEMPTION OF SHARES.")

SHAREHOLDER TRANSACTION EXPENSES

     REIMBURSEMENT FEE (as a percentage of original purchase price)

     Emerging Markets Portfolio II(1)         0.50%

     (1) Reimbursement fees are charged to purchasers of the Emerging Markets Portfolio II's shares for reimbursement of the Portfolio's corresponding Trust Series. They serve to offset costs incurred by the Series when investing the proceeds from the sale of shares and therefore stabilize the return of the Series for all existing shareholders.

ANNUAL FUND OPERATING EXPENSES*
(AS A PERCENTAGE OF AVERAGE NET ASSETS)




     DFA INTERNATIONAL VALUE PORTFOLIO IV
          Management Fee (after effect of sponsor contribution)                 0.00%
          Administration Fee (after effect of sponsor contribution)             0.00%
          Other Expenses (after effect of sponsor contribution)                 0.00%
          Total Operating Expenses (after effect of sponsor contribution)       0.00%**

     EMERGING MARKETS PORTFOLIO II
          Management Fee after effect of sponsor contribution)                  0.00%
          Administration Fee (after fee waiver)                                 0.00%
          Other Expenses (after effect of sponsor contribution)                 0.00%
          Total Operating Expenses (after effect of sponsor contribution)       0.00%**


     * The "Management Fee" is payable by the Series and the "Administration Fee" is payable by the Portfolio. The amount set forth in "Other Expenses" represents the aggregate amount that is payable by both the Series and the Portfolio.


     ** Each sponsor of a Plan which invests in a Portfolio will make a voluntary, monthly contribution to the Portfolio in an amount equal to that portion of the aggregate fees and expenses incurred by the Portfolio relating to the Plan's investment. Such contributions will be made in accordance with the sponsor's practice of bearing the expenses of administering the Plan's investments. In addition, effective August 1, 1997, the Advisor has agreed to waive the administration fee of 0.40% per year on the first $50 million of average net assets payable by the Emerging Markets Portfolio II. Such fee waiver arrangement may be terminated by the Advisor at any time. The Plan sponsors may terminate their contributions to the Portfolios after sixty days written notice to the Fund. If not for the sponsor's contributions and the Advisor's waiver of the administration fee with respect to the Emerging Markets Portfolio II, the estimated total annual operating expenses of the Portfolios for the fiscal year ended November 30, 1998, is 0.47% for the DFA International Value Portfolio IV and 1.75% for the Emerging Markets Portfolio II. The estimated expenses take into account the actual expenses of each Portfolio's corresponding Series for the fiscal year ended November 30, 1997.

EXAMPLE

     You would pay the following transaction and annual operating expenses on a $1,000 investment in each Portfolio, assuming a 5% annual return over each of the following time periods and redemption at the end of each time period:

                                        1 YEAR    3 YEARS
                                        ------    -------
DFA International Value Portfolio IV      $0         $0
Emerging Markets Portfolio II             $0         $0

     The purpose of the above fee table and Example is to assist investors in understanding the various costs and expenses that an investor in the Portfolios will bear directly or indirectly. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

     The table summarizes the aggregate estimated annual operating expenses of both the Portfolios and the corresponding Series. (See "MANAGEMENT OF THE PORTFOLIOS" for a description of the Portfolios' and Series' expenses.) The Board of Directors of the Fund has considered whether such expenses will be more or less than they would be if each Portfolio were to invest directly in the securities held by its corresponding Series. The aggregate amount of expenses for a Portfolio and the corresponding Series may be greater than it would be if the Portfolio were to invest directly in the securities held by the corresponding Series. However, the total expense ratios for the Portfolios and their corresponding Series are expected to be less over time than such ratios would be if the Portfolios were to invest directly in the underlying securities. This is because this arrangement enables institutional investors, including the Portfolios, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder in a Series, including the corresponding Portfolio, will pay its proportionate share of the expenses of the Series.


                           CONDENSED FINANCIAL INFORMATION

     The following financial highlights are part of the audited financial statements of each Portfolio for the period from August 15, 1997 (date of initial investment of the Portfolios) through November 30, 1997. The information for the fiscal year has been audited by independent accountants.
The financial statements, related notes and the report of the independent accountants covering such financial information and financial highlights for the Portfolios' most recent fiscal year ended November 30, 1997, are incorporated by reference into the Portfolios' statement of additional information from the Fund's annual report to shareholders for the year ended November 30, 1997. Further information about the Portfolios' performance is contained in the Fund's annual report to shareholders for the year ended November 30, 1997. A copy of the annual report may be obtained from the Fund upon request at no charge.

                         DFA INTERNATIONAL VALUE PORTFOLIO IV
                                 FINANCIAL HIGHLIGHTS

                            FOR THE PERIOD AUGUST 15, 1997
                             (COMMENCEMENT OF OPERATIONS)
                                 TO NOVEMBER 30, 1997

                   (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


 Net Asset Value, Beginning of Period. . . . . . . . . . . . . .       $10.00
 Income from Investment Operations
  Net Investment Income. . . . . . . . . . . . . . . . . . . . .         0.08
  Net Gains (Losses) on Securities (Realized and Unrealized) . .       (1.03)
  Total from Investment Operations . . . . . . . . . . . . . . .       (0.95)
 Less Distributions
  Net Investment Income. . . . . . . . . . . . . . . . . . . . .          ---
  Net Realized Gains . . . . . . . . . . . . . . . . . . . . . .          ---
  Total Distributions. . . . . . . . . . . . . . . . . . . . . .          ---
 Net Asset Value, End of Period. . . . . . . . . . . . . . . . .      $  9.05
 Total Return. . . . . . . . . . . . . . . . . . . . . . . . . .     (9.50)%#
 Net Assets, End of Period (thousands) . . . . . . . . . . . . .      $97,570
 Ratio of Expenses to Average Net Assets (1) . . . . . . . . . .    0.47%*(a)
 Ratio of Net Investment Income to Average Net Assets. . . . . .    2.65%*(a)
 Portfolio Turnover Ratio. . . . . . . . . . . . . . . . . . . .          N/A
 Average Commission Rate . . . . . . . . . . . . . . . . . . . .          N/A
 Portfolio Turnover Rate of Master Fund Series . . . . . . . . .    22.55%(b)
 Average Commission Rate of Master Fund Series (2) . . . . . . .   $0.0068(b)



---------------------
*      Annualized
#      Non-Annualized
(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.
(a) Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios. Additionally, the plan's sponsor has voluntarily contributed to the Portfolio an amount equal to that portion of the aggregate fees and expenses incurred by the Portfolio relating to the plan's investment.
(2) Computed by dividing the total amount of brokerage commissions paid by the total shares of investment securities purchased and sold during the period for which commissions were charged, as required by the SEC for fiscal years beginning after September 1, 1995.
(b)    Items calculated for the year ended November 30, 1997.

                            EMERGING MARKETS PORTFOLIO II
                                 FINANCIAL HIGHLIGHTS

                            FOR THE PERIOD AUGUST 15, 1997
                             (COMMENCEMENT OF OPERATIONS)
                                 TO NOVEMBER 30, 1997

                   (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


 Net Asset Value, Beginning of Period. . . . . . . . . . . . . .       $10.00
 Income from Investment Operations
  Net Investment Income. . . . . . . . . . . . . . . . . . . . .       (0.01)
  Net Gains (Losses) on Securities (Realized and Unrealized) . .       (2.49)
  Total from Investment Operations . . . . . . . . . . . . . . .       (2.50)
 Less Distributions
  Net Investment Income. . . . . . . . . . . . . . . . . . . . .          ---
  Net Realized Gains . . . . . . . . . . . . . . . . . . . . . .          ---
  Total Distributions. . . . . . . . . . . . . . . . . . . . . .          ---
 Net Asset Value, End of Period. . . . . . . . . . . . . . . . .      $  7.50
 Total Return. . . . . . . . . . . . . . . . . . . . . . . . . .    (25.00)%#
 Net Assets, End of Period (thousands) . . . . . . . . . . . . .     $  8,858
 Ratio of Expenses to Average Net Assets (1) . . . . . . . . . .    1.35%*(a)
 Ratio of Net Investment Income to Average Net Assets. . . . . .  (0.20%)*(a)
 Portfolio Turnover Ratio. . . . . . . . . . . . . . . . . . . .          N/A
 Average Commission Rate . . . . . . . . . . . . . . . . . . . .          N/A
 Portfolio Turnover Rate of Master Fund Series . . . . . . . . .     0.54%(b)
 Average Commission Rate of Master Fund Series (2) . . . . . . .   $0.0010(b)



---------------------
*      Annualized
#      Non-Annualized
(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.
(a) Had certain waivers not been in effect, the ratio of expenses to average net assets for the period ended November 30, 1997 would have been 1.75% and the ratio of net investment income to average net assets for the period ended November 30, 1997 would have been (0.60%). Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios. Additionally, the plan's sponsor has voluntarily contributed to the Portfolio an amount equal to that portion of the aggregate fees and expenses incurred by the Portfolio relating to the plan's investment.
(2) Computed by dividing the total amount of brokerage commissions paid by the total shares of investment securities purchased and sold during the period for which commissions were charged, as required by the SEC for fiscal years beginning after September 1, 1995.
(b)    Items calculated for the year ended November 30, 1997.

                                   THE PORTFOLIOS


     Each Portfolio, unlike many other investment companies which directly acquire and manage their own portfolio of securities, seeks to achieve its investment objective by investing all of its investable assets in a corresponding Series of the Trust, an open-end, management investment company, registered under the Investment Company Act of 1940 (the "1940 Act"), that issues Series having the same investment objective as each of the Portfolios. The investment objective of a Portfolio may not be changed without the affirmative vote of a majority of its outstanding securities, and the investment objective of a Series may not be changed without the affirmative vote of a majority of its outstanding securities. Shareholders of a Portfolio will receive written notice thirty days prior to any change in the investment objective of its corresponding Series.


     This prospectus describes the investment objective, policies and restrictions of each Portfolio and its corresponding Series. (See "DFA INTERNATIONAL VALUE PORTFOLIO IV - INVESTMENT OBJECTIVE AND POLICIES" and "EMERGING MARKETS PORTFOLIO II - INVESTMENT OBJECTIVE AND POLICIES.") In addition, an investor should read "MANAGEMENT OF THE PORTFOLIOS" for a description of the management and other expenses associated with the Portfolios' investment in the Trust. Other institutional investors, including other mutual funds, may invest in each Series, and the expenses of such other investors and, correspondingly, their returns may differ from those of the Portfolios. Please contact the Trust at 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401,
(310) 395-8005 for information about the availability of investing in the Series other than through the Portfolios.

     The shares of the Series will be offered to institutional investors for the purpose of increasing the funds available for investment, to reduce expenses as a percentage of total assets and to achieve other economies that might be available at higher asset levels. For example, a Series might be able to place larger block trades at more advantageous prices and to participate in securities transactions of larger denominations, thereby reducing the relative amount of certain transaction costs in relation to the total size of the transaction. Investment in a Series by other institutional investors offers potential benefits to the Series and, through their investment in the Series, also to the Portfolios. However such economies and expense reductions might not be achieved and additional investment opportunities, such as increased diversification, might not be available if other institutions do not invest in the Series. Also, if an institutional investor were to redeem its interest in a Series, the remaining investors in that Series could experience higher pro rata operating expenses, thereby producing lower returns, and the Series' security holdings may become less diverse, resulting in increased risk. Institutional investors that have a greater pro rata ownership interest in a Series than the corresponding Portfolio could have effective voting control over the operation of the Series.

     Further, if a Series changes its investment objective in a manner which is inconsistent with the investment objective of a corresponding Portfolio and the shareholders of the Portfolio fail to approve a similar change in the investment objective of the Portfolio, the Portfolio would be forced to withdraw its investment in the Series and either seek to invest its assets in another registered investment company with the same investment objective as the Portfolio, which might not be possible, or retain an investment advisor to manage the Portfolio's assets in accordance with its own investment objective, possibly at increased cost. A withdrawal by a Portfolio of its investment in the corresponding Series could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the Portfolio. Should such a distribution occur, the Portfolio could incur brokerage fees or other transaction costs in converting such securities to cash in order to pay redemptions. In addition, a distribution in kind to the Portfolio could result in a less diversified portfolio of investments and could affect adversely the liquidity of the Portfolio. Moreover, a distribution in kind by the Series corresponding to the Portfolio may constitute a taxable exchange for federal income tax purposes resulting in gain or loss to such Portfolio. Any net capital gains so realized will be distributed to such Portfolio's shareholders as described in "DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES" below.

     Finally, the Portfolios' investment in the shares of a registered investment company such as the Trust is new and results in certain operational and other complexities. However, management believes that the benefits to be gained by shareholders outweigh the additional complexities and that the risks attendant to such investment are not inherently different from the risks of direct investment in securities of the type in which the Trust Series invest.


                        DFA INTERNATIONAL VALUE PORTFOLIO IV -
                          INVESTMENT OBJECTIVE AND POLICIES

PORTFOLIO CHARACTERISTICS AND POLICIES


     The investment objective of the DFA International Value Portfolio IV is to achieve long-term capital appreciation. The Portfolio pursues its objective by investing all of its assets in the International Value Series, which has the same investment objective and policies as the Portfolio. The International Value Series operates as a diversified investment company and seeks to achieve its objective by investing in the stocks of large non-U.S. companies which the Advisor believes to be value stocks at the time of purchase. Securities are considered value stocks primarily because a company's shares have a high book value in relation to their market value (a "book to market ratio"). Generally, the shares of a company in any given country will be considered to have a high book to market ratio if the ratio equals or exceeds the ratios of any of the 30% of companies in that country with the highest positive book to market ratios whose shares are listed on a major exchange, and, as described below, will be considered eligible for investment. In measuring value, the Advisor may consider additional factors such as cash flow, economic conditions and developments in the issuer's industry. The International Value Series intends to invest in the stocks of large companies in countries with developed markets. As of the date of this prospectus, the International Value Series may invest in the stocks of large companies in Australia, Belgium, Denmark, France, Germany, Hong Kong, Italy, Japan, the Netherlands, Malaysia, Norway, Singapore, Spain, Sweden, Switzerland and the United Kingdom. As the International Value Series' asset growth permits, it may invest in the stocks of large companies in other developed markets, including Austria, Finland, Ireland, and New Zealand. (See "RISK FACTORS.")


PORTFOLIO STRUCTURE

     Under normal market conditions, at least 65% of the International Value Series' assets will be invested in companies organized or having a majority of their assets in or deriving a majority of their operating income in at least three non-U.S. countries and no more than 40% of the Series' assets will be invested in such companies in any one country. The International Value Series reserves the right to invest in index futures contracts and options on futures contracts to commit funds awaiting investment or to maintain liquidity. To the extent that the International Value Series invests in futures contracts for other than bona fide hedging purposes, it will not purchase futures contracts if, as a result, more than 5% of its total assets would then consist of initial margin deposits on such contracts. Such investments entail certain risks. (See "RISK FACTORS.") The International Value Series also may invest up to 5% of its assets in convertible debentures issued by large non-U.S. companies.


     As of the date of this prospectus, the International Value Series intends to invest in companies having at least $800 million of market capitalization and the Series will be approximately market capitalization weighted. The Advisor may reset such floor from time to time to reflect changing market conditions.
In determining market capitalization weights, the Advisor, using its best judgment, will seek to eliminate the effect of cross holdings on the individual country weights. As a result, the weighting of certain countries in the International Value Series may vary from their weighting in international indices, such as those published by The Financial Times, Morgan Stanley Capital International or Salomon/Russell. The Advisor, however, will not attempt to account for cross holding within the same country. The Advisor may exclude the stock of a company that otherwise meets the applicable criteria if the Advisor determines, in its best judgment, that other conditions exist that make the purchase of such stock for the International Value Series inappropriate.


     Deviation from market capitalization weighting also will occur because the International Value Series intends to purchase round lots only. Furthermore, in order to retain sufficient liquidity, the relative amount of any security held by the International Value Series may be reduced from time to time from the level which adherence to market capitalization weighting would otherwise require. A portion, but generally not in excess of 20%, of the International

Value Series' assets may be invested in interest-bearing obligations, such as money-market instruments, for this purpose, thereby causing further deviation from market capitalization weighting. Such investments would be made on a temporary basis pending investment in equity securities pursuant to the International Value Series' investment objective. A further deviation from market capitalization weighting may occur if the International Value Series invests a portion of its assets in convertible debentures.

     The International Value Series may make block purchases of eligible securities at opportune prices even though such purchases exceed the number of shares which, at the time of purchase, adherence to the policy of market capitalization weighting would otherwise require. In addition, the Series may acquire securities eligible for purchase or otherwise represented in its portfolio at the time of the exchange in exchange for the issuance of its shares. (See "In Kind Purchases.") While such transactions might cause a temporary deviation from market capitalization weighting, they would ordinarily be made in anticipation of further growth of the assets of the International Value Series.

     Changes in the composition and relative ranking (in terms of market capitalization and book to market ratio) of the stocks which are eligible for purchase by the International Value Series take place with every trade when the securities markets are open for trading due, primarily, to price fluctuations of such securities. On not less than a semi-annual basis, the Advisor will prepare a current list of eligible large companies with high book to market ratios whose stock are eligible for investment. Only common stocks whose market capitalizations are not less than the minimum on such list will be purchased by the International Value Series. Additional investments will not be made in securities which have depreciated in value to such an extent that they are not then considered by the Advisor to be large companies. This may result in further deviation from market capitalization weighting and such deviation could be substantial if a significant amount of the International Value Series' holdings decrease in value sufficiently to be excluded from the then current market capitalization requirement for eligible securities, but not by a sufficient amount to warrant their sale.

     It is management's belief that the value stocks of large companies offer, over a long term, a prudent opportunity for capital appreciation but, at the same time, selecting a limited number of such issues for inclusion in the International Value Series involves greater risk than including a large number of them. The Advisor does not anticipate that a significant number of securities which meet the market capitalization criteria will be selectively excluded from the International Value Series.

     The International Value Series does not seek current income as an investment objective and investments will not be based upon an issuer's dividend payment policy or record. However, many of the companies whose securities will be included in the International Value Series do pay dividends. It is anticipated, therefore, that the International Value Series will receive dividend income.

PORTFOLIO TRANSACTIONS


     Securities which have depreciated in value since their acquisition will not be sold by the International Value Series solely because prospects for the issuer are not considered attractive or due to an expected or realized decline in securities prices in general. Securities may be disposed of, however, at any time when, in the Advisor's judgment, circumstances warrant their sale, such as tender offers, mergers and similar transactions, or bids made for block purchases at opportune prices. Generally, securities will not be sold to realize short-term profits, but, when circumstances warrant, they may be sold without regard to the length of time held. Generally, securities will be purchased with the expectation that they will be held for longer than one year and will be held until such time as they are no longer considered an appropriate holding in light of the policy of maintaining a portfolio of companies with large market capitalizations and high book to market ratios. The annual portfolio turnover rates of the International Value Series for the fiscal years ended November 30, 1996 and 1997 were 12.23% and 22.55%, respectively.

                           EMERGING MARKETS PORTFOLIO II -
                          INVESTMENT OBJECTIVE AND POLICIES

PORTFOLIO CHARACTERISTICS AND POLICIES

     The investment objective of the Emerging Markets Portfolio II is to achieve long-term capital appreciation. Emerging Markets Portfolio II pursues its objective by investing all of its assets in the Emerging Markets Series of the Trust, which has the same investment objective and policies as the Portfolio. The Series operates as a diversified investment company and seeks to achieve its investment objective by investing in emerging markets designated by the Investment Committee of the Advisor ("Approved Markets"). The Series invests its assets primarily in Approved Market equity securities listed on bona fide securities exchanges or actively traded on over-the-counter ("OTC") markets. These exchanges or OTC markets may be either within or outside the issuer's domicile country, and the securities may be listed or traded in the form of International Depository Receipts ("IDRs") or American Depository Receipts ("ADRs").

     The Emerging Markets Series will seek a broad market coverage of larger companies within each Approved Market. This Series will attempt to own shares of companies whose aggregate overall share of the Approved Market's total public market capitalization is at least in the upper 40% of such capitalization, and can be as large as 75%. The Emerging Markets Series may limit the market coverage in the smaller emerging markets in order to limit purchases of small market capitalization companies.

     The Series may not invest in all such companies or Approved Markets described above or achieve approximate market weights, for reasons which include constraints imposed within Approved Markets (E.G., restrictions on purchases by foreigners), and the Series' policy not to invest more than 25% of its assets in any one industry.

     Under normal market conditions, the Emerging Markets Series will invest at least 65% of its assets in Approved Market securities. Approved Market securities are defined to be (a) securities of companies organized in a country in an Approved Market or for which the principal trading market is in an Approved Market, (b) securities issued or guaranteed by the government of an Approved Market country, its agencies or instrumentalities, or the central bank of such country, (c) securities denominated in an Approved Market currency issued by companies to finance operations in Approved Markets, (d) securities of companies that derive at least 50% of their revenues primarily from either goods or services produced in Approved Markets or sales made in Approved Markets and
(e) Approved Markets equity securities in the form of depositary shares. Securities of Approved Markets may include securities of companies that have characteristics and business relationships common to companies in other countries. As a result, the value of the securities of such companies may reflect economic and market forces in such other countries as well as in the Approved Markets. The Advisor, however, will select only those companies which, in its view, have sufficiently strong exposure to economic and market forces in Approved Markets such that their value will tend to reflect developments in Approved Markets to a greater extent than developments in other regions. For example, the Advisor may invest in companies organized and located in the United States or other countries outside of Approved Markets, including companies having their entire production facilities outside of Approved Markets, when such companies meet the definition of Approved Markets securities so long as the Advisor believes at the time of investment that the value of the company's securities will reflect principally conditions in Approved Markets.

     The Advisor defines the term "emerging market" to mean a country which is considered to be an emerging market by the International Finance Corporation. Approved emerging markets may not include all such emerging markets. In determining whether to approve markets for investment, the Advisor will take into account, among other things, market liquidity, investor information, government regulation, including fiscal and foreign exchange repatriation rules and the availability of other access to these markets by the investors of the Emerging Markets Series.



     As of the date of this prospectus, the following countries are designated as Approved Markets: Argentina, Brazil, Chile, Indonesia, Israel, Malaysia, Mexico, Philippines, Portugal, South Korea, Thailand and

Turkey. Countries that may be approved in the future include but are not limited to Colombia, Czech Republic, Greece, Hungary, India, Jordan, Nigeria, Pakistan, Poland, Republic of China (Taiwan), Venezuela and Zimbabwe.


     The Series may invest up to 35% of its assets in securities of issuers that are not Approved Markets securities, but whose issuers the Advisor believes derive a substantial proportion, but less than 50%, of their total revenues from either goods and services produced in, or sales made in, Approved Markets.

     Pending the investment of new capital in Approved Market equity securities, the Series will typically invest in money market instruments or other highly liquid debt instruments denominated in U.S. dollars (including, without limitation, repurchase agreements). In addition, the Series may, for liquidity, or for temporary defensive purposes during periods in which market or economic or political conditions warrant, purchase highly liquid debt instruments or hold freely convertible currencies, although the Series does not expect the aggregate of all such amounts to exceed 10% of its net assets under normal circumstances.


     The Series also may invest in shares of other investment companies that invest in one or more Approved Markets, although they intend to do so only where access to those markets is otherwise significantly limited. The Series may also invest in money market mutual funds for temporary cash management purposes. The 1940 Act limits investment by the Series in shares of other investment companies to no more than 10% of the value of the Series' total assets. If the Series invests in another investment company, the Series' shareholders will bear not only their proportionate share of expenses of the Series (including operating expenses and the fees of the Advisor), but also will bear indirectly similar expenses of the underlying investment company. In some Approved Markets, it will be necessary or advisable for the Series to establish a wholly-owned subsidiary or a trust for the purpose of investing in the local markets. The Series also may invest up to 5% of its assets in convertible debentures issued by companies organized in Approved Markets.


PORTFOLIO STRUCTURE

     The Series' policy of seeking broad market diversification means that the Advisor will not utilize "fundamental" securities research techniques in identifying securities selections. The decision to include or exclude the shares of an issuer will be made primarily on the basis of such issuer's relative market capitalization determined by reference to other companies located in the same country. Company size is measured in terms of reference to other companies located in the same country and in terms of local currencies in order to eliminate the effect of variations in currency exchange rates. Even though a company's stock may meet the applicable market capitalization criterion, it may not be included in the Series for one or more of a number of reasons. For example, in the Advisor's judgment, the issuer may be considered in extreme financial difficulty, a material portion of its securities may be closely held and not likely available to support market liquidity, or the issuer may be a "passive foreign investment company" (as defined in the Internal Revenue Code of 1986, as amended). To this extent, there will be the exercise of discretion and consideration by the Advisor which would not be present in the management of a portfolio seeking to represent an established index of broadly traded domestic securities (such as the S&P 500 Index). The Advisor will also exercise discretion in determining the allocation of capital as between Approved Markets.

     It is management's belief that equity investments offer, over a long term, a prudent opportunity for capital appreciation, but, at the same time, selecting a limited number of such issues for inclusion in the Series involves greater risk than including a large number of them.

     The Series does not seek current income as an investment objective, and investments will not be based upon an issuer's dividend payment policy or record. However, many of the companies whose securities will be included in the Series do pay dividends. It is anticipated, therefore, that the Series will receive dividend income.

PORTFOLIO TRANSACTIONS


     Generally, securities will be purchased with the expectation that they will be held for longer than one year. However, securities may be disposed of at any time when, in the Advisor's judgment, circumstances warrant their sale. Generally, securities will not be sold to realize short-term profits, but when circumstances warrant, they may be sold without regard to the length of time held. The annual portfolio turnover rates of the Emerging Markets Series for the fiscal years ended November 30, 1996 and 1997 were 0.37% and 0.54%, respectively.


     For the purpose of converting U.S. dollars to another currency, or vice versa, or converting one foreign currency to another foreign currency, the Series may enter into forward foreign exchange contracts. In addition, to hedge against changes in the relative value of foreign currencies, the Series may purchase foreign currency futures contracts. The Series will only enter into such a futures contract if it is expected that the Series will be able readily to close out such contract. There can, however, be no assurance that it will be able in any particular case to do so, in which case the Series may suffer a loss.


                                   SECURITIES LOANS

     The Series are authorized to lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of earning additional income. While a Series may earn additional income from lending securities, such activity is incidental to a Series' investment objective. The value of securities loaned may not exceed 33_ of the value of a Series' total assets. In connection with such loans, a Series will receive collateral consisting of cash or U.S. Government securities, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. In addition, the Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. In the event of the bankruptcy of the borrower, the Series could experience delay in recovering the loaned securities. Management believes that this risk can be controlled through careful monitoring procedures. Each Portfolio is also authorized to lend its portfolio securities. However, to the extent it holds only shares of its corresponding Series, it will not do so.


                                     RISK FACTORS

FOREIGN SECURITIES

     The International Value Series and the Emerging Markets Series invest in foreign issuers. Such investments involve risks that are not associated with investments in U.S. public companies. Such risks may include legal, political and or diplomatic actions of foreign governments, such as imposition of withholding taxes on interest and dividend income payable on the securities held, possible seizure or nationalization of foreign deposits, establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the value of the assets held by the Series. Further, foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those of U.S. public companies and there may be less publicly available information about such companies than comparable U.S. companies.


     The economies of many countries in which the International Value Series and Emerging Markets Series invest are not as diverse or resilient as the U.S. economy, and have significantly less financial resources. Some countries are more heavily dependent on international trade and may be affected to a greater extent by protectionist measures of their governments, or dependent upon a relatively limited number of commodities and, thus, sensitive to changes in world prices for these commodities.



     In many foreign countries, stock markets are more variable than U.S. markets for two reasons. Contemporaneous declines in both (i) foreign securities prices in local currencies and (ii) the value of local currencies in relation to the U.S. dollar can have a significant negative impact on the net asset value of a Series that holds the foreign securities and its corresponding Portfolio. The net asset value of the Series is denominated in U.S. dollars, and, therefore, declines in market price of both the foreign securities held by a Series and the foreign currency in which those securities are denominated will be reflected in the net asset value of the Series' and its corresponding Portfolio's shares.


INVESTING IN EMERGING MARKETS

     The investments of the Emerging Markets Series involve risks in addition to the usual risks of investing in developed foreign markets. A number of emerging securities markets restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging countries. In some jurisdictions, such restrictions and the imposition of taxes are intended to discourage shorter rather than longer-term holdings. While the Emerging Markets Series will invest only in markets where these restrictions are considered acceptable to the Advisor, new or additional repatriation restrictions might be imposed subsequent to the Series' investment. If such restrictions were imposed subsequent to investment in the securities of a particular country, the Series might, among other things, discontinue the purchasing of securities in that country. Such restrictions will be considered in relation to the Series' liquidity needs and other factors and may make it particularly difficult to establish the fair market value of particular securities from time to time. The valuation of securities held by the Series is the responsibility of the Trust's Board of Trustees, acting in good faith and with advice from the Advisor. (See "VALUATION OF SHARES.") Further, some attractive equity securities may not be available to the Series because foreign shareholders hold the maximum amount permissible under current laws.

     Relative to the U.S. and to larger non-U.S. markets, many of the emerging securities markets in which the Emerging Markets Series may invest are relatively small, have low trading volumes, suffer periods of illiquidity and are characterized by significant price volatility. Such factors may be even more pronounced in jurisdictions where securities ownership is divided into separate classes for domestic and non-domestic owners.

     In addition, many emerging markets, including most Latin American countries, have experienced substantial, and, in some periods, extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain countries. In an attempt to control inflation, wage and price controls have been imposed at times in certain countries. Certain emerging markets have recently transitioned, or are in the process of transitioning, from centrally controlled to market-based economies. There can be no assurance that such transitions will be successful.

     Brokerage commissions, custodial services and other costs relating to investment in foreign markets generally are more expensive than in the United States; this is particularly true with respect to emerging markets. Such markets have different settlement and clearance procedures. In certain markets there have been times when settlements do not keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of the Series to make intended securities purchases due to settlement problems could cause the Series to miss investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to the Series due to subsequent declines in value of the portfolio security or, if the Series has entered into a contract to sell the security, could result in possible liability to the purchaser.

     The risk also exists that an emergency situation may arise in one or more emerging markets as a result of which trading of securities may cease or may be substantially curtailed and prices for the Series' portfolio securities in such markets may not be readily available. The Series' portfolio securities in the affected markets will be valued at fair value determined in good faith by or under the direction of the Board of Trustees.

     Government involvement in the private sector varies in degrees among the emerging securities markets contemplated for investment by the Series. Such involvement may, in some cases, include government ownership of companies in certain commercial business sectors, wage and price controls or imposition of trade barriers and other protectionist measures. With respect to any developing country, there is no guarantee that some future economic or political crisis will not lead to price controls, forced mergers of companies, expropriation, the creation of government monopolies, or other measures which could be detrimental to the investments of the Series.

Taxation of dividends and capital gains received by non-residents varies among countries with emerging markets and, in some cases, is high in relation to comparable U.S. rates. Particular tax structures may have the intended or incidental effect of encouraging long holding periods for particular securities and/or the reinvestment of earnings and sales proceeds in the same jurisdiction. In addition, emerging market jurisdictions typically have less well-defined tax laws and procedures than is the case in the United States, and such laws may permit retroactive taxation so that the Emerging Markets Series could in the future become subject to local tax liability that it had not reasonably anticipated in conducting its investment activities or valuing its assets.

FOREIGN CURRENCIES AND RELATED TRANSACTIONS

     Investments of the International Value Series and the Emerging Markets Series will be denominated in foreign currencies. Changes in the relative values of foreign currencies and the U.S. dollar, therefore, will affect the value of investments of each Series. The Series may purchase foreign currency futures contracts and options thereon in order to hedge against changes in the level of foreign currency exchange rates. Such contracts involve an agreement to purchase or sell a specific currency at a future date at a price set in the contract and enable the Series to protect against losses resulting from adverse changes in the relationship between the U.S. dollar and foreign currencies occurring between the trade and settlement dates of Series securities transactions, but they also tend to limit the potential gains that might result from a positive change in such currency relationships. Gains and losses on futures contracts and options thereon depend on interest rates and other economic factors.

BORROWING

     The International Value Series and the Emerging Markets Series each has reserved the right to borrow amounts not exceeding 33% of its net assets for the purposes of making redemption payments. When advantageous opportunities to do so exist, a Series may also purchase securities when borrowings exceed 5% of the value of its net assets. Such purchases can be considered to be "leveraging" and, in such circumstances, the net asset value of the Series may increase or decrease at a greater rate than would be the case if the Series had not leveraged. The interest payable on the amount borrowed would increase the Series' expenses and, if the appreciation and income produced by the investments purchased when the Series has borrowed are less than the cost of borrowing, the investment performance of the Series will be reduced as a result of leveraging.

PORTFOLIO STRATEGIES

     The method employed by the Advisor to manage the International Value Series and the Emerging Markets Series differs from the process employed by many other investment advisors in that the Advisor will rely on fundamental analysis of the investment merits of securities to a limited extent to eliminate potential acquisitions rather than rely on this technique to select securities. Further, because securities generally will be held long-term and will not be eliminated based on short-term price fluctuations, the Advisor generally will not act upon general market movements or short-term price fluctuations of securities to as great an extent as many other investment advisors.

REPURCHASE AGREEMENTS

     In addition, each Series may invest in repurchase agreements. In the event of bankruptcy of the other party to a repurchase agreement, the Trust could experience delay in recovering the securities underlying such agreement. Management believes that this risk can be controlled through stringent security selection criteria and careful monitoring procedures.

FUTURES CONTRACTS AND OPTIONS ON FUTURES

     Each Series also may invest in index futures contracts and options on index futures. To the extent that a Series invests in futures contracts and options thereon for other than bona fide hedging purposes, it will not enter into such transactions if, immediately thereafter, the sum of the amount of initial margin deposits and premiums paid for open futures options would exceed 5% of the Series' total assets, after taking into account unrealized profits and unrealized losses on such contracts it has entered into; provided, however, that, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5%. Certain index futures contracts and options on index futures may be considered to be derivative securities. These investments entail the risk that an imperfect correlation may exist between changes in the market value of the stocks owned by the Series and the prices of such futures contracts and options, and, at times, the market for such contracts and options might lack liquidity, thereby inhibiting a Series' ability to close a position in such investments. Gains or losses on investments in options and futures depend on the direction of securities prices, interest rates and other economic factors, and the loss from investing in futures contracts is potentially unlimited. Certain restrictions imposed by the Internal Revenue Code may limit the ability of a Series to invest in futures contracts and options on futures contracts.

                             MANAGEMENT OF THE PORTFOLIOS

      The Advisor serves as investment advisor to each Series and, as such, is responsible for the management of their respective assets. Investment decisions for the Series are made by the Investment Committee of the Advisor, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee is composed of certain officers and directors of the Advisor who are elected annually. The Advisor provides each Series with a trading department and selects brokers and dealers to effect securities transactions.

     Securities transactions are placed with a view to obtaining the best price and execution of such transactions. The Advisor is authorized to pay a higher commission to a broker, dealer or exchange member than another such organization might charge if it determines, in good faith, that the commission paid is reasonable in relation to the research or brokerage services provided by such organization.


     For the fiscal year ended November 30, 1997, the Advisor received a fee for its advisory services to the Series which, on an annual basis, equaled the following percentage of the average net assets of each Series:


                                         MANAGEMENT FEE
                                         --------------
DFA International Value Series               0.20%
Emerging Markets Series                      0.10%



     Each Portfolio and Series bears all of its own costs and expenses, including: services of its independent accountants, legal counsel, brokerage commissions and transfer taxes in connection with the acquisition and disposition of portfolio securities, taxes, insurance premiums, costs incidental to meetings of its shareholders and directors or trustees, the cost of filing its registration statements under federal securities laws and the cost of any filings required under state securities laws, reports to shareholders, and transfer and dividend disbursing agency, administrative services and custodian fees. Expenses allocable to a particular Portfolio or Series are so allocated. The expenses of the Fund which are not allocable to a particular Portfolio are to be borne by each Portfolio on the basis of its relative net assets. Similarly, the expenses of the Trust which are not allocable to a particular Series are to be borne by each Series on the basis of its relative net assets.


     Each sponsor of a Plan which invests in the Portfolios intends to make a voluntary contribution to each Portfolio on a monthly basis in an amount equal to that portion of the fees and expenses incurred by the Portfolio relating to the Plan's investment plus the Portfolio's proportionate share of its corresponding Series' management fee and expenses. The Plan sponsors may terminate their contributions to the Portfolio's fees and expenses at any time.


     The Advisor was organized in May 1981, and is engaged in the business of providing investment management services to institutional investors. Assets under management total approximately $26 billion. David G. Booth and Rex A. Sinquefield (directors and officers of both the Fund and the Advisor, trustees and officers of the Trust, and shareholders of the Advisor) may be deemed controlling persons of the Advisor.

     Effective July 18, 1997, the Advisor has entered into a Consulting Services Agreement with Dimensional Fund Advisors Ltd. ("DFAL") and DFA Australia Limited (formerly DFA Australia Ltd.) ("DFA Australia"), respectively. Pursuant to the terms of each Consulting Services Agreement, DFAL and DFA Australia provide certain trading and administrative services to the Advisor with respect to DFA International Value Series and the Emerging Markets Series of the Trust. The Advisor owns 100% of the outstanding shares of DFAL and beneficially owns 100% of DFA Australia.


     The Board of Directors is responsible for establishing Portfolio policies and for overseeing the management of the Portfolios. Each of the Directors and officers of the Fund is also a Trustee and officer of the Trust. The Directors of the Fund, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between the Portfolios and the Series. The statement of additional information relating to the Portfolios furnishes information about the Directors and officers of the Fund. (See "DIRECTORS AND OFFICERS" in the statement of additional information.)

ADMINISTRATIVE SERVICES


     The Fund has entered into an administration agreement with the Advisor on behalf of each Portfolio. Pursuant to the administration agreement, the Advisor will perform various services, including: supervision of the services provided by the Portfolio's custodian and dividend disbursing agent and others who provide services to the Fund for the benefit of the Portfolio; assisting the Fund to comply with the provisions of federal, state, local and foreign securities, tax and other laws applicable to the Portfolio; providing shareholders of record with information about the Portfolio and their investments as they or the Fund may request; assisting the Fund to conduct meetings of shareholders; furnishing information as the Board of Directors may require regarding the Series; and any other administrative services for the benefit of the Portfolio as the Board of Directors may reasonably request. The Advisor also provides the Fund with office space and personnel. For the administrative services provided to the DFA International Value Portfolio IV, the Advisor receives a monthly fee equal to one-twelfth of 0.20% of the Portfolio's first $40 million of average net assets and no fee for assets exceeding $40 million. Pursuant to the administration agreement relating to the Emerging Markets Portfolio II, the Advisor receives a monthly fee equal to one-twelfth of 0.40% of the Portfolio's first $50 million of average net assets and no fee for assets exceeding $50 million. The Advisor has agreed to waive its administration fee of 0.40% per year on the first $50 million of average net assets payable by Portfolio with respect to the Emerging Markets Portfolio II. Such fee waiver arrangement may be terminated by the Advisor at any time. The sponsor of each Plan that is invested in a Portfolio intends to make voluntary contributions to each Portfolio in an amount equal to the Plan's proportionate share of the administrative services fees paid to the Advisor. The Plan sponsors may terminate their contributions at any time.



                   DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES


     Each Portfolio intends to qualify each year as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), so that it will not be liable for federal income taxes to the extent that its net investment income and net realized capital gains are distributed. The policy of each Portfolio is to distribute substantially all of its net investment income in December of each year. Both Portfolios will distribute any realized net capital gains annually after the end of the Fund's fiscal year.

     Shareholders of the Portfolios will automatically receive all income dividends and any capital gains distributions in additional shares of the Portfolio whose shares they hold at net asset value (as of the business date following the dividend record date).

     The DFA International Value Series intends to qualify as a regulated investment company under the Code. The Emerging Markets Series is classified as a partnership for U.S. federal income tax purposes.

     The International Value Portfolio IV receives income in the form of income dividends paid by its corresponding Series. This income, less the expenses incurred in operations, is the Portfolio's net investment income from which income dividends are distributed as described above. The Portfolio also may receive capital gains distributions from its corresponding Series and may realize capital gains upon the redemption of the shares of its corresponding Series. Any net realized capital gains of the Portfolio will be distributed as described above.

     The Emerging Markets Portfolio II is allocated its proportionate share of the income and realized and unrealized gains and losses of its corresponding Series.

     Dividends and distributions paid to a 401(k) plan accumulate free of federal income taxes. In addition, the sale or redemption by a 401(k) plan of a Portfolio's shares will not be subject to federal income taxes.

     The International Value Series and Emerging Market Series may be subject to foreign withholding taxes on income from certain of their foreign securities.
In the case of International Value Portfolio IV, if its corresponding Series purchases shares in certain foreign investment entities, called passive foreign investment companies ("PFIC"), such Series may be subject to U.S. federal income tax and a related interest charge on a portion of any "excess distribution" or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Series to International Value Portfolio IV.

     In the case of Emerging Markets Portfolio II, if its corresponding Series purchases shares in PFICs, such Portfolio may be subject to U.S. federal income tax and a related interest charge on a portion of any "excess distribution" or gain from the disposition of such shares.

     The Portfolios are required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not complied with IRS taxpayer identification regulations. You may avoid this withholding requirement by certifying on the account registration form your proper Taxpayer Identification Number and by certifying that you are not subject to backup withholding.

     The tax discussion set forth above is included for general information only. Prospective investors should consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in the Portfolios.


                                  PURCHASE OF SHARES


     Shares of the Portfolios are sold only to fund deferred compensation plans which are exempt from taxation under section 401(k) of the Code and whose sponsors contribute to the Portfolios' fees and expenses as set forth in this prospectus (see "Highlights - Annual Fund Operating Expenses").


     Provided that shares of the Portfolios are available under an employer's 401(k) plan, shares may be purchased by following the procedures adopted by the respective employer and approved by Fund management for making investments. Shares are available through the service agent designated under the employer's plan. Investors who are considering an investment in the Portfolios should contact their employer for details. The Fund does not impose a minimum purchase requirement, but investors should determine whether their employer's plan imposes a minimum transaction requirement.

     Purchases of shares will be made in full and fractional shares calculated to three decimal places. In the interest of economy and convenience, certificates for shares will not be issued.

IN KIND PURCHASES

     If accepted by the Fund, shares of a Portfolio may be purchased in exchange for securities which are eligible for acquisition by its corresponding Series or otherwise represented in the portfolios of the Series as described in this prospectus or in exchange for local currencies in which such securities of the International Value Series and Emerging Markets Series are denominated. Securities and local currencies to be exchanged which are accepted by the Fund and Portfolio shares to be issued therefore will be valued as set forth under "VALUATION OF SHARES" at the time of the next determination of net asset value after such acceptance. All dividends, interests, subscription, or other rights pertaining to such securities shall become the property of the Portfolio whose shares are being acquired and must be delivered to the Fund by the investor upon receipt from the issuer. Investors who desire to purchase shares of either Portfolio with local currencies should first contact the Advisor for wire instructions.

     The Fund will not accept securities in exchange for shares of a Portfolio unless: (1) such securities are, at the time of the exchange, eligible to be included, or otherwise represented, in the Series corresponding to the Portfolio whose shares are to be issued and current market quotations are readily available for such securities; (2) the investor represents and agrees that all securities offered to be exchanged are not subject to any restrictions upon their sale by the Portfolio under the Securities Act of 1933 or under the laws of the country in which the principal market for such securities exists or otherwise; and (3) at the discretion of the Fund, the value of any such security (except U.S. Government Securities) being exchanged together with other securities of the same issuer owned by the corresponding Series may not exceed 5% of the net assets of the Series immediately after the transaction. The Fund will accept such securities for investment and not for resale.


                                 VALUATION OF SHARES

     The net asset value per share of each Series is calculated as of the close of the NYSE by dividing the total market value of its investments and other assets, less any liabilities, by the total outstanding shares of the stock of the Series. Securities held by a Series which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day or, if there is no such reported sale, the Series values such securities at the mean between the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent quoted bid and asked prices. The value of other assets and securities for which no quotations are readily available (including restricted securities) are determined in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust.

     Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. The values of foreign securities held by the Series are determined as of such times for the purpose of computing the net asset value of the Series. If events which materially affect the value of the investments of the Series occur subsequent to the close of the securities market on which such securities are primarily traded, the investments affected thereby will be valued at "fair value" as described above. The net asset value per share of each Series is expressed in U.S. dollars by translating the net assets of the Series using the bid price for the dollar as quoted by generally recognized reliable sources.

     The net asset value of each Portfolio is calculated as of the close of the NYSE by dividing the total market value of its investments and other assets, less any liabilities, by the total outstanding shares of the stock of the Portfolio. The value of each Portfolio's shares will fluctuate in relation to the investment experience of the corresponding Series.

     Certain of the securities holdings of the Emerging Markets Series in Approved Markets may be subject to tax, investment and currency repatriation regulations of the Approved Markets that could have a material effect on the valuation of the securities. For example, a Series might be subject to different levels of taxation on current income and realized gains depending upon the holding period of the securities. In general, a longer holding period (E.G., 5 years) may result in the imposition of lower tax rates than a shorter holding period (E.G.,1 year). The Series may also be subject to certain contractual arrangements with investment authorities in an Approved Market which require a Series to maintain minimum holding periods or to limit the extent of repatriation of income and realized gains. As a result, the valuation of particular securities at any one time may depend materially upon the assumptions that a Series makes at that time concerning the anticipated holding period for the securities. Absent special circumstances as determined by the Board of Trustees, it is presently intended that the valuation of such securities will be based upon the assumption that they will be held for at least the amount of time necessary to avoid higher tax rates or penalties and currency repatriation restrictions. However, the use of such valuation standards will not prevent the Series from selling such securities in a shorter period of time if the Advisor considers the earlier sale to be a more prudent course of action. Revision in valuation of those securities will be made at the time of the transaction to reflect the actual sales proceeds inuring to the Series.

     Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. The value of such futures contracts held by a Series are determined each day as of such close.

     Provided that a service agent designated under a 401(k) plan has received the investor's investment instructions in good order and a Portfolio's custodian has received the investor's payment, shares of the Portfolio selected will be priced at the net asset value calculated next after receipt of the order by PFPC Inc., the transfer agent for the Portfolios. If an order to purchase shares must be canceled due to non-payment, the purchaser will be responsible for any loss incurred by the Fund arising out of such cancellation. The Fund reserves the right to redeem shares owned by any purchaser whose order is canceled to recover any resulting loss to the Fund and may prohibit or restrict the manner in which such purchaser may place further orders.

     It is management's belief that payment of a reimbursement fee by investors, which is used to defray significant costs associated with investing proceeds of the sale of their shares to such investors, will eliminate a dilutive effect such costs would otherwise have on the net asset value of shares held by previous investors. Therefore, the shares of the Emerging Markets Portfolio II are sold at an offering price which is equal to the current net asset value of such shares plus a reimbursement fee equal to 0.50% of the net asset value per share. The amount of the reimbursement fee represents management's estimate of the costs reasonably anticipated to be associated with the purchase of securities by the Emerging Markets Series and is paid to the Series and used by it to defray such costs. Such costs include brokerage commissions on listed securities and imputed commissions on OTC securities. Reinvestments of dividends and capital gains distributions paid by the Emerging Markets Portfolio II and in-kind investments are not subject to a reimbursement fee. The shares of the DFA International Value Portfolio IV are currently sold at net asset value, without imposition of a reimbursement fee.


                                     DISTRIBUTION

     The Fund acts as distributor of the Portfolios' shares. The Fund has, however, entered into an agreement with DFA Securities Inc., a wholly owned subsidiary of DFA, pursuant to which DFA Securities Inc. is responsible for supervising the sale of the Portfolios' shares. No compensation is paid by the Fund to DFA Securities Inc. under this agreement.


                                  EXCHANGE OF SHARES


     Provided such transactions are permitted under an employer's 401(k) plan, investors may exchange shares of one Portfolio described in this prospectus for shares in the other Portfolio by completing the necessary documentation as required by the services agent designated under the employer's plan and the Advisor. Please contact the service agent of your plan for further information.



     The minimum amount for an exchange is $100,000. The exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the markets. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of any of the Portfolios or otherwise adversely affect the Fund, the exchange privilege may be terminated, and any proposed exchange will be subject to the approval of the Advisor. Such approval will depend on: (i) the size of the proposed exchange;
(ii) the prior number of exchanges by that shareholder; (iii) the nature of the underlying securities and the cash position of the Portfolios involved in the proposed exchange; (iv) the transaction costs involved in processing the exchange; and (v) the total number of redemptions by exchange already made out of the Portfolio.



     The redemption and purchase prices of shares redeemed and purchased by exchange, respectively, are the net asset values next determined after the services agent has received appropriate instructions in the form required by such services agent and provided that such service agent has provided proper documentation to the Advisor. Exchanges into the Emerging Markets Portfolio II are subject to a reimbursement fee; therefore, shares of that Portfolio being purchased in an exchange will be purchased at a public offering price which is equal to the net asset value of its shares plus a reimbursement fee equal to
 .50% of the value of such shares.

     There is no fee imposed on an exchange. However, the Fund reserves the right to impose an administrative fee in order to cover the costs incurred in processing an exchange. Any such fee will be disclosed in the prospectus. An exchange is treated as a redemption and a purchase. Therefore, an investor could realize a taxable gain or loss on the transaction. No gain or loss will be recognized by investors through a 401(k) plan. The Fund reserves the right to revise or terminate the exchange privilege, limit the amount of or reject any exchange, or waive the minimum amount requirement as deemed necessary, at any time.



                                 REDEMPTION OF SHARES

     An investor who desires to redeem shares of a Portfolio must furnish a redemption request to the service agent designated under a 401(k) plan in the form required by such service agent. The Portfolio will redeem shares at the net asset value of such shares next determined after receipt of a request for redemption in good order by PFPC.

     Although the redemption payments will ordinarily be made within seven days after receipt, payment to investors redeeming shares which were purchased by check will not be made until the Fund can verify that the payments for the purchase have been, or will be, collected, which may take up to fifteen days or more. Investors may avoid this delay by submitting a certified check along with the purchase order.

     With respect to each Portfolio, the Fund reserves the right to redeem a shareholder's account if the value of the shares in a specific portfolio is $500 or less, whether because of redemptions, a decline in the portfolio's net asset value per share or any other reason. Before the Fund involuntarily redeems shares from such an account and sends the proceeds to the stockholder, the Fund will give written notice of the redemption to the stockholder at least sixty days in advance of the redemption date. The stockholder will then have sixty days from the date of the notice to make an additional investment in the Fund in order to bring the value of the shares in the account for a specific portfolio to more than $500 and avoid such involuntary redemption. The redemption price to be paid to a stockholder for shares redeemed by the Fund under this right will be the aggregate net asset value of the shares in the account at the close of business on the redemption date.


     When in the best interests of a Portfolio, the Portfolio may make a redemption payment, in whole or in part, by a distribution of portfolio securities that the Portfolio receives from its corresponding Series in lieu of cash in accordance with Rule 18f-1 under the 1940 Act. Investors may incur brokerage charges and other transaction costs selling securities that were received in payment of redemptions. The International Value Series and Emerging Markets Series reserve the right to redeem their shares in the currencies in which their investments are denominated. Investors may incur charges in converting such currencies to dollars and the value of the currencies may be affected by currency exchange fluctuations.

                                 GENERAL INFORMATION

     The Portfolios and the Series may disseminate reports of their investment performance from time to time. Investment performance is calculated on a total return basis; that is by including all net investment income and any realized and unrealized net capital gains or losses during the period for which investment performance is reported. If dividends or capital gains distributions have been paid during the relevant period, the calculation of investment performance will include such dividends and capital gains distributions as though reinvested in shares of the Portfolio. Standard quotations of total return are computed in accordance with SEC Guidelines and are presented whenever any non-standard quotations are disseminated. Non-standardized total return quotations may differ from the SEC Guideline computations by covering different time periods and excluding deduction of reimbursement fees charged to investors and paid to the Emerging Markets Portfolio II, which would otherwise reduce return quotations. In all cases, disclosures are made when performance quotations differ from the SEC Guidelines. Performance data is based on historical earnings and is not intended to indicate future performance. Rates of return expressed on an annual basis will usually not equal the sum of returns expressed for consecutive interim periods due to the compounding of the interim yields. The Fund's annual report to shareholders of the Portfolios for the fiscal year ended November 30, 1997, contains additional performance information. A copy of the annual report is available upon request and without charge.


     The Fund was incorporated under Maryland law on March 19, 1990. The shares of each Portfolio, when issued and paid for in accordance with this prospectus, will be fully paid and non-assessable shares, with equal, non-cumulative voting rights and no preferences as to conversion, exchange, dividends, redemption or any other feature. With respect to matters which require shareholder approval, shareholders are entitled to vote only with respect to matters which affect the interest of the class of shares (Portfolio) which they hold, except as otherwise required by applicable law. If liquidation of the Fund should occur, shareholders would be entitled to receive on a per class basis the assets of the particular Portfolio whose shares they own, as well as a proportionate share of Fund assets not attributable to any particular Portfolio. Ordinarily, the Fund does not intend to hold annual meetings of shareholders, except as required by the 1940 Act or other applicable law. The Fund's by-laws provide that special meetings of shareholders shall be called at the written request of at least 10% of the votes entitled to be cast at such meeting. Such meeting may be called to consider any matter, including the removal of one or more directors. Shareholders will receive shareholder communications with respect to such matters as required by the 1940 Act, including semi-annual and annual financial statements of the Fund, the latter being audited.

      The DFA Investment Trust Company was organized as a Delaware business trust on October 27, 1992. The Trust offers shares of its Series only to institutional investors in private offerings. The Fund may withdraw the investment of a Portfolio in a Series at any time, if the Board of Directors of the Fund determines that it is in the best interests of the Portfolio to do so. Upon any such withdrawal, the Board of Directors of the Fund would consider what action might be taken, including the investment of all of the assets of the Portfolio in another pooled investment entity having the same investment objective as the Portfolio or the hiring of an investment advisor to manage the Portfolio's assets in accordance with the investment policies described above.

     Whenever a Portfolio, as an investor in its corresponding Series, is asked to vote on a shareholder proposal, the Fund will solicit voting instructions from the Portfolio's shareholders with respect to the proposal. The Directors of the Fund will then vote the Portfolio's shares in the Series in accordance with the voting instructions received from the Portfolio's shareholders. The Directors of the Fund will vote shares of the Portfolio for which they receive no voting instructions in accordance with their best judgment.


     As of January 31, 1998, the following persons owned more than 25% of the voting securities of the Portfolios:



                         DFA INTERNATIONAL VALUE PORTFOLIO IV

 Citibank Savings Incentive Plan*                                           100%
 One Court Square

 Long Island City, NY  11120

                            EMERGING MARKETS PORTFOLIO II

 Citibank Savings Incentive Plan*                                           100%
 One Court Square
 Long Island City, NY  11120

---------------------
 * Owner of record


Shareholder inquiries may be made by writing or calling the Fund at the address or telephone number appearing on the cover of this prospectus.

DIMENSIONAL INVESTMENT GROUP INC.
1299 Ocean Avenue
11th floor
Santa Monica, CA  90401
Tel. No. (310) 395-8005

INVESTMENT ADVISOR
DIMENSIONAL FUND ADVISORS INC.
1299 Ocean Avenue
11th floor
Santa Monica, CA  90401
Tel. No. (310) 395-8005










CUSTODIAN
PNC BANK, N.A.
200 Stevens Drive, Airport Business Center
Lester, PA  19113


ACCOUNTING SERVICE AND DIVIDEND DISBURSING AGENT
PFPC INC.
400 Bellevue Parkway
Wilmington, DE  19809

LEGAL COUNSEL
STRADLEY, RONON, STEVENS & YOUNG, LLP
2600 One Commerce Square
Philadelphia, PA  19103-7098

INDEPENDENT ACCOUNTANTS
COOPERS & LYBRAND L.L.P.
2400 Eleven Penn Center
19th and Market Streets
Philadelphia, PA  19103

                         DFA INTERNATIONAL VALUE PORTFOLIO IV
                            EMERGING MARKETS PORTFOLIO II



                         DIMENSIONAL INVESTMENT GROUP INC.

            1299 OCEAN AVENUE, 11TH FLOOR, SANTA MONICA, CALIFORNIA  90401
                              TELEPHONE:  (310) 395-8005

                         STATEMENT OF ADDITIONAL INFORMATION


                                  FEBRUARY 13, 1998


     This statement of additional information is not a prospectus but should be read in conjunction with the prospectus of DFA International Value Portfolio IV and Emerging Markets Portfolio II (individually, a "Portfolio" and, collectively, the "Portfolios") of Dimensional Investment Group Inc. (the "Fund"), dated February 13, 1998, as amended from time to time, which can be obtained from the Fund by writing to the Fund at the above address or by calling the above telephone number.




                                  TABLE OF CONTENTS
                                                                            PAGE

INVESTMENT OBJECTIVE AND POLICIES. . . . . . . . . . . . . . . . . . . . . . . 2

BROKERAGE TRANSACTIONS . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2

INVESTMENT LIMITATIONS . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3

FUTURES CONTRACTS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6

FEDERAL TAX CONSIDERATIONS . . . . . . . . . . . . . . . . . . . . . . . . . . 6

DIRECTORS AND OFFICERS . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7

ADMINISTRATIVE SERVICES. . . . . . . . . . . . . . . . . . . . . . . . . . . . 9

OTHER INFORMATION. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 9

PURCHASE OF SHARES . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .10

REDEMPTION OF SHARES . . . . . . . . . . . . . . . . . . . . . . . . . . . . .11

CALCULATION OF PERFORMANCE DATA. . . . . . . . . . . . . . . . . . . . . . . .11

                          INVESTMENT OBJECTIVE AND POLICIES

     The following information supplements the information set forth in the prospectus under the captions "DFA INTERNATIONAL VALUE PORTFOLIO IV-INVESTMENT OBJECTIVE AND POLICIES" and "EMERGING MARKETS PORTFOLIO II-INVESTMENT OBJECTIVE AND POLICIES" and applies to the DFA International Value Series (the "International Value Series") and the Emerging Markets Series (collectively, the "Series") of The DFA Investment Trust Company (the "Trust").

     Because the structure of the International Value Series and the Emerging Markets Series is based on the relative market capitalizations of eligible holdings, it is possible that the Series might include at least 5% of the outstanding voting securities of one or more issuers. In such circumstances, the Fund and the issuer would be deemed "affiliated persons" under the Investment Company Act of 1940 (the "1940 Act") and certain requirements of the Act regulating dealings between affiliates might become applicable. However, based on the present capitalizations of the groups of companies eligible for inclusion in the Series and the anticipated amount of the Series' assets intended to be invested in such securities, management does not anticipate that a Series will include as much as 5% of the voting securities of any issuer.

     The International Value Series and the Emerging Markets Series each may invest up to 5% of their assets in convertible debentures issued by non-U.S. companies. Convertible debentures include corporate bonds and notes that may be converted into or exchanged for common stock. These securities are generally convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible debenture to some extent varies inversely with interest rates. While providing a fixed-income stream (generally higher in yield than the income derived from a common stock but lower than that afforded by a non-convertible debenture), a convertible debenture also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible debentures tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible debenture tends to rise as a reflection of the value of the underlying common stock. To obtain such a higher yield, the Series may be required to pay for a convertible debenture an amount in excess of the value of the underlying common stock. Common stock acquired by the Series upon conversion of a convertible debenture will generally be held for so long as the Advisor anticipates such stock will provide the Series with opportunities which are consistent with its investment objective and policies.


                                BROKERAGE TRANSACTIONS

     The following table depicts brokerage commissions paid by the Series.

                                BROKERAGE COMMISSIONS
                FISCAL YEARS ENDED NOVEMBER 30, 1997, 1996, AND 1995

                                  1997          1996           1995

International Value Series     $1,133,787     $1,251,242     $542,306

Emerging Markets Series        $  559,853     $  437,088     $166,601

     The substantial increases or decreases in the amount of brokerage commissions paid by the Series from year to year indicated in the foregoing table resulted from increases or decreases in the amount of securities that were bought and sold by the Series.

     Portfolio transactions of each Series will be placed with a view to receiving the best price and execution. In addition, the Advisor will seek to acquire and dispose of securities in a manner which would cause as little fluctuation in the market prices of stocks being purchased or sold as possible in light of the size of the transactions being effected. Brokers will be selected with these goals in view. The Advisor monitors the performance of brokers which effect transactions for the Series to determine the effect that their trading has on the market prices of the securities in which it invests. The Advisor also checks the rate of commission being paid by the Series to its brokers to ascertain that they are competitive with those charged by other brokers for similar services.


     Transactions also may be placed with brokers who provide the Advisor with investment research, such as reports concerning individual issuers, industries and general economic and financial trends and other research services. The Investment Management Agreement of each Series permits the Advisor knowingly to pay commissions on these transactions which are greater than another broker might charge if the Advisor, in good faith, determines that the commissions paid are reasonable in relation to the research or brokerage services provided by the broker or dealer when viewed in terms of either a particular transaction or the Advisor's overall responsibilities to the Series. Research services furnished by brokers through whom securities transactions are effected may be used by the Advisor in servicing all of its accounts and not all such services may be used by the Advisor with respect to the Series. During fiscal year 1997, the International Value Series paid commissions for securities transactions to brokers which provided market price monitoring services, market studies and research services to the Series as follows:



                                            VALUE OF              BROKERAGE
                                   SECURITIES TRANSACTIONS       COMMISSIONS
                                   -----------------------       -----------
International Value Series                $4,623,558               $13,922
Emerging Markets Series                        0                      0


     Neither Portfolio will incur any brokerage or other costs in connection with its purchase or redemption of shares of its corresponding Series, except if a Portfolio receives securities or currencies from the corresponding Series to satisfy the Portfolio's redemption request. (See "REDEMPTION OF SHARES.")


                                INVESTMENT LIMITATIONS

     Each of the Portfolios has adopted certain limitations which may not be changed without the approval of the holders of a majority of the outstanding voting securities of the Portfolio. A "majority" is defined as the lesser of:
(1) at least 67% of the voting securities of the Portfolio (to be effected by the proposed change) present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of such Portfolio. The investment limitation of each Series is the same as the corresponding Portfolio.

     The Portfolios will not:

     (1) invest in commodities or real estate, including limited partnership interests therein, although they may purchase and sell securities of companies which deal in real estate and securities which are secured by interests in real estate and may purchase or sell financial futures contracts and options thereon;

     (2) make loans of cash, except through the acquisition of repurchase agreements and obligations customarily purchased by institutional investors;

     (3) as to 75% of the total assets of a Portfolio, invest in the securities of any issuer (except obligations of the U.S. Government and its agencies and instrumentalities) if, as a result of more than 5% of the Portfolio's total assets, at market, would be invested in the securities of such issuer;

     (4) purchase or retain securities of an issuer, if those officers and directors of the Fund or the Advisor owning more than 1/2 of 1% of such securities together own more than 5% of such securities;

     (5) borrow, except from banks as a temporary measure for extraordinary or emergency purposes and, then, in no event, in excess of 33% of a Portfolio's net assets, or pledge more than 33% of such assets to secure such loans;

     (6) pledge, mortgage, or hypothecate any of its assets to an extent greater than 10% of its total assets at fair market value, except as described in (5) above;

     (7) invest more than 15% of the value of the Portfolio's total assets in illiquid securities, which include certain restricted securities, repurchase agreements with maturities of greater than seven days, and other illiquid investments;

     (8) engage in the business of underwriting securities issued by others;

     (9) invest for the purpose of exercising control over management of any company;

     (10) invest its assets in securities of any investment company, except in connection with a merger, acquisition of assets, consolidation or reorganization, provided that the Emerging Markets Portfolio may invest its assets in securities of investment companies and units of such companies such as, but not limited to, S&P Depository Receipts;

     (11) invest more than 5% of its total assets in securities of companies which have (with predecessors) a record of less than three years' continuous operation;

     (12) acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio's total assets would be invested in securities of companies within such industry;

     (13) write or acquire options (except as described in (1) above) or interests in oil, gas or other mineral exploration, leases or development programs;

     (14) purchase warrants, except that the Portfolios may acquire warrants as a result of corporate actions involving their holdings of equity securities;

     (15) purchase securities on margin or sell short;


     (16) acquire more than 10% of the voting securities of any issuer, provided that this limitation applies only to 75% of the assets of the Emerging Markets Portfolio II; or


     (17) issue senior securities (as such term is defined in Section 18(f) of the Investment Company Act of 1940), except to the extent permitted under the Act.


     The investment limitations described in (3), (7), (9), (10), (11), (12) and
(16) above do not prohibit each Portfolio from investing all or substantially all of its assets in the shares of another registered open-end investment company, such as the Series.
     The investment limitations described in (1) and (15) above do not prohibit each Portfolio from making margin deposits in connection with the purchase or sale of financial futures contracts and options thereon to the extent permitted under applicable regulations.

     Although (2) above prohibits cash loans, the Portfolios are authorized to lend portfolio securities. Inasmuch as the Portfolios will only hold shares of a corresponding Series, the Portfolios do not intend to lend those shares.

     For purposes of (5) above, the Emerging Markets Portfolio II (indirectly through its investment in the Emerging Markets Series) may borrow in connection with a foreign currency transaction or the settlement of a portfolio trade. The only type of borrowing contemplated thereby is the use of a letter of credit issued on the Series' behalf in lieu of depositing initial margin in connection with currency futures contracts, and the Series has no present intent to engage in any other types of borrowing transactions under this authority.

      Pursuant to Rule 144A under the Securities Act of 1933 (the "1933 Act"), the Series may purchase certain unregistered (i.e. restricted) securities upon a determination that a liquid institutional market exists for the securities. If it is decided that a liquid market does exist, the securities will not be subject to the 15% limitation on holdings of illiquid securities stated in (7) above. While maintaining oversight, the Board of Trustees of the Trust has delegated the day-to-day function of making liquidity determinations to the Advisor. For Rule 144A securities to be considered liquid, there must be at least two dealers making a market in such securities. After purchase, the Board of Trustees and the Advisor will continue to monitor the liquidity of Rule 144A securities.

     For the purposes of (12) above, utility companies will be divided according to their services; e.g., gas, gas transmission, electric and gas, electric, water and telephone will each be considered a separate industry.

     The International Value Portfolio IV and Emerging Markets Portfolio II (indirectly through their investment in the Trust Series) may acquire and sell forward foreign currency exchange contracts in order to hedge against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set in the contract. While the International Value Series has retained authority to buy and sell financial futures contracts and options thereon, it has no present intention to do so.

     Notwithstanding any of the above investment restrictions, the Emerging Markets Series may establish subsidiaries or other similar vehicles for the purpose of conducting their investment operations in Approved Markets, if such subsidiaries or vehicles are required by local laws or regulations governing foreign investors such as the Series or whose use is otherwise considered by the Series to be advisable. The Series would "look through" any such vehicle to determine compliance with its investment restrictions.

     Unless otherwise indicated, all limitations applicable to the Portfolios' and Series' investments apply only at the time that a transaction is undertaken. Any subsequent change in the percentage of a Portfolio's or Series' assets invested in certain securities or other instruments resulting from market fluctuations or other changes in a Portfolio's or Series' total assets will not require a Portfolio or Series to dispose of an investment until the Advisor determines that it is practicable to sell or close out the investment without undue market or tax consequences.

                                  FUTURES CONTRACTS

     The International Value Series and the Emerging Markets Series each may enter into futures contracts and options on futures contracts for the purpose of remaining fully invested and to maintain liquidity to pay redemptions. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of defined securities at a specified future time and at a specified price. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. A Series will be required to make a margin deposit in cash or government securities with a broker or custodian to initiate and maintain positions in futures contracts. Minimal initial margin requirements are established by the futures exchange and brokers may establish margin requirements which are higher than the exchange requirements. After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes, to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, reduction in the contract value may reduce the required margin resulting in a repayment of excess margin to a Series. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Series expect to earn income on their margin deposits. To the extent that a Series invests in futures contracts and options thereon for other than bona fide hedging purposes, no Series will enter into such transaction if, immediately thereafter, the sum of the amount of initial margin deposits and premiums paid for open futures options would exceed 5% of the Series' total assets, after taking into account unrealized profits and unrealized losses on such contracts it has entered into; provided, however, that in the case of an option that is in-the-money at the time of purchase the in-the-money amount may be excluded in calculating the 5%. Pursuant to published positions of the SEC, the Series may be required to maintain segregated accounts consisting of liquid assets (or, as permitted under applicable regulation, enter into offsetting positions) in connection with its futures contract transactions in order to cover its obligations with respect to such contracts.

     Positions in futures contracts may be closed out only on an exchange which provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Therefore, it might not be possible to close a futures position and, in the event of adverse price movements, a Series would continue to be required to continue to make variation margin deposits. In such circumstances, if a Series has insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when it might be disadvantageous to do so. Management intends to minimize the possibility that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

                              FEDERAL TAX CONSIDERATIONS

FEDERAL TAX TREATMENT OF FUTURES CONTRACTS

     Except for transactions a Series has identified as hedging transactions, the Series is required for federal income tax purposes to recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. In most cases, any gain or loss recognized with respect to a futures contract is considered to be 60% long-term gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the contract. Furthermore, sales of futures contracts which are intended to hedge against a change in the value of securities held by a Series may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition.


     In order for the International Value Series to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, gains from the sale of securities and other income derived with respect to the Series' business of investing in securities. It is anticipated that any net gain realized from closing futures contracts will be considered gain from the sale of securities and, therefore, constitute qualifying income for purposes of the 90% requirement. The Series will distribute to shareholders annually any net capital gains which have been recognized for federal income tax purposes (including unrealized gains at the end of the Series' fiscal year) on futures transactions. Such distributions will be combined with distributions of capital gains realized on the Series' other investments.


FEDERAL TAX QUALIFICATION


     In general, a corporation will not qualify as a regulated investment company unless it distributes all of its income and satisfies certain other requirements with respect to the source of its income and diversification of its assets. One requirement is that at least 90% of its gross income is derived from dividends, interest, gains from the sale or disposition of stocks and securities and other sources derived with respect to the business of investing in stocks, securities or currencies. It is the position of the Portfolios that any contributions by a Plan sponsor to a Portfolio will constitute a nonshareholder contribution to the capital of such Portfolio. The Internal Revenue Code of 1986, as amended, (the "Code") provides for a basis reduction of a corporation's property when the corporation receives money from a nonshareholder as a contribution to its capital. Following the receipt by a Portfolio of a contribution by a Plan sponsor, such Portfolio's basis in its assets will be adjusted accordingly. If a contribution by a Plan sponsor to a Portfolio is later determined to constitute income to such Portfolio, it is the position of the Portfolios that such a contribution would constitute qualifying income under the 90% qualification test. If such a contribution to a Portfolio failed to satisfy the 90% qualification test for a taxable year, the Portfolio would fail to qualify to be taxed as a regulated investment company under the Code, resulting in the Portfolio being subject to federal income tax on its taxable income for such taxable year.



                                DIRECTORS AND OFFICERS


     The names, addresses and dates of birth of the directors and officers of the Fund and a brief statement of their present positions and principal occupations during the past five years is set forth below.


DIRECTORS


     David G. Booth, Director*, (12/2/46), President and Chairman-Chief Executive Officer, Santa Monica, CA. President, Chairman-Chief Executive Officer and Director, of the following companies: Dimensional Fund Advisors Inc., DFA Securities Inc., DFA Australia Limited, DFA Investment Dimensions Group Inc. (registered investment company) and Dimensional Emerging Markets Fund Inc. (registered investment company). Trustee, President and Chairman-Chief Executive Officer of The DFA Investment Trust Company (registered investment company). Chairman and Director, Dimensional Fund Advisors Ltd.



     George M. Constantinides, (9/22/47), Director, Chicago, IL. Leo Melamed Professor of Finance, Graduate School of Business, University of Chicago. Trustee, The DFA Investment Trust Company. Director, DFA Investment Dimensions Group Inc. and Dimensional Emerging Markets Fund Inc.



     John P. Gould, (1/19/39), Director, Chicago, IL. Steven G. Rothmeier Distinguished Service Professor of Economics, Graduate School of Business, University of Chicago. Trustee, The DFA Investment Trust Company and First Prairie Funds (registered investment companies). Director, DFA Investment Dimensions Group Inc., Dimensional Emerging Markets Fund Inc. and Harbor Investment Advisors. Executive Vice President, Lexecon Inc. (economics, law, strategy and finance consulting).



     Roger G. Ibbotson, (5/27/43), Director, New Haven, CT. Professor in Practice of Finance, Yale School of Management. Trustee, The DFA Investment Trust Company. Director, DFA Investment Dimensions Group Inc., Dimensional Emerging Markets Fund Inc., Hospital Fund, Inc. (investment management services) and BIRR Portfolio Analysis, Inc. (software products). Chairman and President, Ibbotson Associates, Inc. (software, data, publishing and consulting).



     Merton H. Miller, (5/16/23), Director, Chicago, IL. Robert R. McCormick Distinguished Service Professor Emeritus, Graduate School of Business, University of Chicago. Trustee, The DFA Investment Trust Company. Director, DFA Investment Dimensions Group Inc., Dimensional Emerging Markets Fund Inc. and Public Director, Chicago Mercantile Exchange.



     Myron S. Scholes, (7/1/42), Director, Greenwich, CT. Limited Partner, Long-Term Capital Management L.P. (money manager). Frank E. Buck Professor Emeritus of Finance, Graduate School of Business and Professor of Law, Law School, Senior Research Fellow, Hoover Institution, (all) Stanford University. Trustee, The DFA Investment Trust Company. Director, DFA Investment Dimensions Group Inc., Dimensional Emerging Markets Fund Inc., Benham Capital Management Group of Investment Companies and Smith Breeden Group of Investment Companies.



     Rex A. Sinquefield, (9/7/44), Director*, Chairman-Chief Investment Officer, Santa Monica, CA. Chairman-Chief Investment Officer and Director, Dimensional Fund Advisors Inc., DFA Securities Inc., DFA Australia Limited, DFA Investment Dimensions Group Inc. and Dimensional Emerging Markets Fund Inc. Trustee, Chairman-Chief Investment Officer of The DFA Investment Trust Company.
Chairman, Chief Executive Officer and

Director, Dimensional Fund Advisors Ltd.


*Interested Director of the Fund.

OFFICERS


     Each of the officers listed below hold the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors Inc., DFA Securities Inc., DFA Australia Limited, DFA Investment Dimensions Group Inc., The DFA Investment Trust Company, Dimensional Fund Advisors Ltd., and Dimensional Emerging Markets Fund Inc.



     Arthur Barlow, (11/7/55), Vice President, Santa Monica, CA.

     Truman Clark, (4/8/41), Vice President, Santa Monica, CA. Consultant until October 1995 and Principal and Manager of Product Development, Wells Fargo Nikko Investment Advisors, San Francisco, CA from 1990-1994.

     Maureen Connors, (11/17/36), Vice President and Assistant Secretary, Santa Monica, CA.

     Robert Deere, (10/8/57), Vice President, Santa Monica, CA.

     Irene R. Diamant, (7/16/50), Vice President and Secretary (Secretary for all entities other than Dimensional Fund Advisors Ltd.), Santa Monica, CA.

     Eugene Fama, Jr., (1/21/61), Vice President, Santa Monica, CA.

     Kamyab Hashemi-Nejad, (1/22/61), Vice President, Controller and Assistant Treasurer, Santa Monica, CA.

     Stephen P. Manus, (12/26/50), Vice President, Santa Monica, CA. Managing Director, ANB Investment Management and Trust Company 1985-1993; President, ANB Investment Management and Trust Company 1993-1997.

     Karen McGinley, (3/10/66), Vice President, Santa Monica, CA.

     Catherine L. Newell, (5/7/64), Vice President and Assistant Secretary (for all entities other than Dimensional Fund Advisors Ltd.), Santa Monica, CA. Associate, Morrison & Foerster LLP, 1989 to 1996.

     David Plecha, (10/26/61), Vice President, Santa Monica, CA.

     George Sands, (2/8/56), Vice President, Santa Monica, CA.

     Michael T. Scardina, (10/12/55), Vice President, Chief Financial Officer and Treasurer, Santa Monica, CA.

     Jeanne C. Sinquefield, Ph.D., (12/2/46), Executive Vice President, Santa Monica, CA.

     Scott Thornton, (3/1/63), Vice President, Santa Monica, CA.

     Weston Wellington, (3/1/51), Vice President, Santa Monica, CA. Director of Research, LPL Financial Services, Inc., Boston, MA from 1987 to 1994.

     Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.


     Directors and officers as a group own less than 1% of each Portfolio's outstanding stock.




     Set forth below is a table listing, for each director entitled to receive compensation, the compensation received from the Fund during the fiscal year ended November 30, 1997, and the total compensation received from all four registered investment companies for which the Advisor serves as investment advisor during that same fiscal year.



                                 Aggregate        Total Compensation from
                                Compensation               Fund
Director                         from Fund            and Fund Complex
--------                        ------------      -----------------------
George M. Constantinides           $5,000                 $30,000
John P. Gould                      $5,000                 $30,000
Roger G. Ibbotson                  $5,000                 $30,000
Merton H. Miller                   $5,000                 $30,000
Myron S. Scholes                   $5,000                 $30,000

                               ADMINISTRATIVE SERVICES

     PFPC Inc. ("PFPC") serves as the accounting services, dividend disbursing and transfer agent for the Portfolios and the Series. The services provided by PFPC are subject to supervision by the executive officers and the Board of Directors of the Fund and include day-to-day keeping and maintenance of certain records, calculation of the net asset value of the shares, preparation of reports, liaison with the Portfolios' and the Series' custodians, and transfer and dividend disbursing agency services. For its services to the International Value Portfolio IV and the Emerging Markets Portfolio II, PFPC is paid monthly fees of $1,000 and $2,600, respectively.

                                  OTHER INFORMATION

     For the services it provides as investment advisor to each Series, the Advisor is paid a monthly fee calculated as a percentage of average net assets of the Series. For the fiscal year ended November 30, 1995, 1996 and 1997, the Series paid advisory fees as set forth in the following table:



SERIES                             1997            1996             1995
International Value Series      $2,997,000*     $2,124,000*      $536,000*
Emerging Markets Series         $  226,000*     $  111,000*      $ 30,000*



--------------------
*The Series has more than one investor; this dollar amount represents the total dollar amount of advisory fees paid by the Series to the Advisor.


     The Fund was known as DFA U.S. Large Cap Inc. from February 1992, until the Fund amended its Articles of Incorporation in April 1993, to change to its present name. Prior to a February 1992, amendment to the Fund's Articles of Incorporation, the Fund was known as DFA U.S. Large Cap Portfolio Inc.


     Citibank, N.A. ("Citibank"), 111 Wall Street, New York, New York 10005, will succeed Boston Safe Deposit and Trust Company ("Boston Safe") as the custodian for the International Value Series. It is expected that the conversion from Boston Safe to Citibank will be accomplished by May 1, 1998.
The Chase Manhattan Bank, 4 Chase Metrotech Center, Brooklyn, NY 11245 serves as custodian for the Emerging Markets Series. PNC Bank, N.A. serves as custodian for each Portfolio. The custodians maintain a separate account or accounts for the Portfolios and Series; receive, hold and release portfolio securities on account of the Portfolios and Series; make receipts and disbursements of money on behalf of the Portfolios and Series; and collect and receive income and other payments and distributions on account of the Portfolios' and Series' portfolio securities.


     Coopers & Lybrand L.L.P., the Fund's independent accountants, audits the Funds' financial statements on an annual basis.



                           PRINCIPAL HOLDERS OF SECURITIES

     As of January 31, 1998, the following persons beneficially owned more than 5% of the outstanding securities of the Portfolios:

                         DFA INTERNATIONAL VALUE PORTFOLIO IV

Citibank Savings Incentive Plan*                                            100%
One Court Square
Long Island City, NY  11120

                            EMERGING MARKETS PORTFOLIO II

Citibank Savings Incentive Plan*                                            100%
One Court Square
Long Island City, NY  11120

--------------------
 *Owner of record only


                                  PURCHASE OF SHARES

     The following information supplements the information set forth in the prospectus under the caption "PURCHASE OF SHARES."


     The Fund will accept purchase and redemption orders on each day that the New York Stock Exchange ("NYSE") is open for business. On other days, the Fund will generally be closed. The NYSE is scheduled to be open Monday through Friday throughout the year except for days closed to recognize New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. Orders for redemptions and purchases will not be processed if the Fund is closed.


     The Fund reserves the right, in its sole discretion, to suspend the offering of shares of any or all Portfolios or reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interest of the Fund or a Portfolio.


                                 REDEMPTION OF SHARES

     The following information supplements the information set forth in the prospectus under the caption "REDEMPTION OF SHARES."

     The Fund may suspend redemption privileges or postpone the date of payment:
(1) during any period when the NYSE is closed, or trading on the NYSE is restricted as determined by the Securities and Exchange Commission (the "SEC"),
(2) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets, and (3) for such other periods as the SEC may permit.

                           CALCULATION OF PERFORMANCE DATA


     Following are quotations of the annualized percentage total returns for the one-, five-, and ten-year periods ending November 30, 1997 using the standardized method of calculation required by the SEC, which is net of the cost of any current reimbursement fee charged to investors:



                                        ONE YEAR    FIVE YEARS   TEN YEARS
DFA International Value Portfolio IV     (21.01)        n/a         n/a
                                         (3 mos.)

Emerging Markets Portfolio II (48.41)    (48.41)        n/a         n/a
                                         (3 mos.)



     For purposes of calculating the performance of a Portfolio, the performance of its corresponding Series will be utilized for the period prior to when the Portfolio commenced operations, and, if applicable, restated to reflect the Portfolio's fees and expenses. As the following formula indicates, each Portfolio and Series determines its annualized total return by finding the annualized total return over the stated time period that would equate a hypothetical initial purchase order of $1,000 to its redeemable value (including capital appreciation/depreciation and dividends and distributions paid and reinvested less any fees charged to a shareholder account) at the end of the stated time period. The calculation assumes that all dividends and distributions are reinvested at the public offering price on the reinvestment dates during the period. The calculation also assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees. According to the SEC formula:

        n
P(1 + T)  = ERV

where:

     P   = a hypothetical initial payment of $1,000

     T   = annualized compound rate of return

     n   = number of years

     ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one-, five- and ten-year periods at the end of the one-, five- and ten-year periods (or fractional portion thereof).

     In addition to the standardized method of calculating performance required by the SEC, the Portfolios and Series may disseminate other performance data and may advertise total return performance calculated on a monthly basis.


     The Portfolios may compare their investment performance to appropriate market and mutual fund indices and investments for which reliable performance data is available. Such indices are generally unmanaged and are prepared by entities and organizations which track the performance of investment companies or investment advisors. Unmanaged indices often do not reflect deductions for administrative and management costs and expenses. The performance of the Portfolios may also be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. Any performance information, whether related to the Portfolios or to the Advisor, should be considered in light of a Portfolio's investment objectives and policies, characteristics and the quality of the portfolio and market conditions during the time period indicated and should not be considered to be representative of what may be achieved in the future.



                                 FINANCIAL STATEMENTS

     The audited financial statements and financial highlights of each Portfolio for the period from August 15, 1997 (date of initial investment) through November 30, 1997, as set forth in the Fund's annual report to shareholders, and the report thereon of Coopers & Lybrand L.L.P., independent accountants, also appearing therein, are incorporated herein by reference.



     The audited financial statements of the International Value Series and Emerging Markets Series for the Trust's fiscal year ended November 30, 1997, as set forth in the Trust's annual report to shareholders and the report thereon of Coopers & Lybrand L.L.P., independent accountants, also appearing therein, are incorporated herein by reference.



     A shareholder may obtain a copy of the reports upon request and without charge, by contacting the Fund at the address or telephone number appearing on the cover of this statement of additional information.

                                        PART C

                                  OTHER INFORMATION


Item 24.  FINANCIAL STATEMENTS AND EXHIBITS.
          (a)  FINANCIAL STATEMENTS.
               Audited financial statements dated November 30, 1997 for DFA International Value Portfolio IV and Emerging Markets Portfolio II were filed on February 5, 1998 via the U.S. Securities and Exchange Commission's EDGAR System in the Annual Report to shareholders of DIMENSIONAL INVESTMENT GROUP INC. pursuant to Rule 30b2-1 under the Investment Company Act of 1940 ("1940 Act"). Such financial statements are incorporated by reference into the Statement of Additional Information of DFA International Value Portfolio IV and Emerging Markets Portfolio II dated February 13, 1998.

                    Audited financial statements dated November 30, 1996 for
               each series of the Registrant except DFA International Value Portfolio IV and Emerging Markets Portfolio II were filed on January 24, 1997 via the U.S. Securities and Exchange Commission's EDGAR System in the Annual Report to shareholders of DIMENSIONAL INVESTMENT GROUP INC. pursuant to Rule 30b2-1 under the 1940 Act. Such financial statements are incorporated into the Statements of Additional Information of DIMENSIONAL INVESTMENT GROUP INC. dated March 28, 1997 and November 30, 1997. Additionally, the unaudited financial statements, dated May 31, 1997, of RWB/DFA U.S. High Book to Market Portfolio, RWB/DFA Two-Year Corporate Fixed Income Portfolio and RWB/DFA Two-Year Government Portfolio (collectively, the "RWB/DFA Portfolios"), which were filed on August 4, 1997 via EDGAR in Registrant's Semi-Annual Report to shareholders, are incorporated by reference into the RWB/DFA Portfolios' Statement of Additional Information dated November 30, 1997.

                    Audited financial statements of DFA International Value
               Series and Emerging Markets Series of The DFA Investment Trust Company (the "Trust") for the fiscal year ended November 30, 1997, as set forth in the Trust's Annual Report to shareholders, were filed with the SEC pursuant to Rule 30b2-1 under the 1940 Act and are incorporated by reference into the Statement of Additional Information of DFA International Value Portfolio IV and Emerging Markets Portfolio II dated February 13, 1998.

                    Audited financial statements of U.S. 6-10 Small Company
               Series, U.S. Small Cap Value Series, U.S. Large Cap Value Series, DFA One-Year Fixed Income Series, DFA International Value Series, DFA Two-Year Corporate Fixed Income Series and DFA Two-Year Government Series of the Trust for the fiscal year ended November 30, 1996, as set forth in the Trust's Annual Report to shareholders, were filed with the SEC pursuant to Rule 30b2-1 under the 1940 Act and are incorporated by reference into Registrant's Statements of Additional Information dated March 28, 1997 and November 30, 1997. Additionally, the unaudited financial statements for U.S. Large Cap Value Series, DFA Two-Year Corporate Fixed Income Series and DFA Two-Year Government Series of the Trust for the six months ended May 31, 1997, as set forth in the Trust's Semi-Annual Report to shareholders, which were filed via EDGAR on August 4, 1997, are incorporated by reference into the RWB/DFA Portfolios' Statement of Additional Information dated November 30, 1997.

          (b)  EXHIBITS.
               (1)  CHARTER, AS NOW IN EFFECT.
                    (a)  Form of Articles of Restatement.
                         INCORPORATED HEREIN BY REFERENCE TO:
                         Filing: Post-Effective Amendment No. 11/12 to the Registration Statement of the Registrant on Form N-1A. File Nos.: 33-33980 and 811-6067.
                         Filing Date:  December 15, 1995.

                    (b) Form of Articles Supplementary. INCORPORATED HEREIN BY REFERENCE TO: Filing: Post-Effective Amendment No. 16/17 to the Registration Statement on Form N-1A.
                         File Nos.:  33-33980 and 811-6067.
                         Filing Date:  June 20, 1997.

               (2)  BY-LAWS, AS NOW IN EFFECT.  Filed herewith.

               (3)  VOTING TRUST AGREEMENT.
                    None.

               (4) INSTRUMENTS DEFINING RIGHTS OF HOLDERS OF SECURITIES BEING REGISTERED.
                    (a) See Article Fifth of the Registrant's Articles of Restatement
                              INCORPORATED HEREIN BY REFERENCE TO:
                         Filing: Post-Effective Amendment No. 11/12 to the Registration Statement of the Registrant on Form N-1A. File Nos.: 33-33980 and 811-6067.
                         Filing Date:  December 15, 1995.

               (5)  (a)  INVESTMENT ADVISORY CONTRACTS:
                         (1) Form of Investment Advisory Agreement between Registrant and DFA re: the RWB/DFA Two-Year Corporate Fixed Income Portfolio.
                              INCORPORATED HEREIN BY REFERENCE TO:
                              Filing:  Post-Effective Amendment
                              No. 17/18 to the Registration
                              Statement of the Registrant on Form
                              N-1A.
                              File Nos.:  33-33980 and 811-6067.
                              Filing Date:  October 1, 1997

                         (2) Form of Investment Advisory Agreement between Registrant and DFA re: the RWB/DFA Two-Year Government Portfolio.
                              INCORPORATED HEREIN BY REFERENCE TO:
                              Filing:  Post-Effective Amendment
                              No. 17/18 to the Registration
                              Statement of the Registrant on Form
                              N-1A.
                              File Nos.:  33-33980 and 811-6067.
                              Filing Date:  October 1, 1997


               (6) UNDERWRITING DISTRIBUTION CONTRACT BETWEEN THE REGISTRANT AND A PRINCIPAL UNDERWRITER.
                    Distribution Agreement dated April 16, 1993 between the Registrant and DFA Securities Inc.**.

               (7)  None.

               (8)  CUSTODY AGREEMENTS.
                    (a) Form of Custodian Agreement between the Registrant and PNC Bank, N.A. (formerly Provident National Bank) (the "Custody Agreement")**.
                         (1) Form of Amendment Number One to the Custody Agreement**.

                         (2) Form of Amendment Number Two to the Custody Agreement***.

                         (3) Form of Amendment Number Three to the Custody Agreement***.

                         (4) Form of Amendment Number Four to the Custody Agreement***.

                         (5) Form of Amendment Number Five to the Custody Agreement***.

                         (6) Form of Amendment Number Six to the Custody Agreement.
                              INCORPORATED HEREIN BY REFERENCE TO:
                              Filing: Post-Effective Amendment No. 12/13 to the Registration Statement on Form N-1A.
                              File Nos.:  33-33980 and 811-6067.
                              Filing Date:  December 15, 1995.

                          (7) Form of Amendment Number Seven to
                              the Custody Agreement
                              INCORPORATED HEREIN BY REFERENCE TO:
                              Filing:  Post-Effective Amendment
                              No. 16/17 to the Registration
                              Statement on Form N-1A.
                              File Nos.:  33-33980 and 811-6067.
                              Filing Date:  June 20, 1997.

                          (8) Form of Amendment Number Eight to the Custody
                              Agreement re: DFA International Value Portfolio IV and Emerging Markets Portfolio II. INCORPORATED HEREIN BY REFERENCE TO: Filing: Post-Effective Amendment No. 16/17 to the Registration Statement on Form N-1A.
                              File Nos.:  33-33980 and 811-6067.
                              Filing Date:  June 20, 1997.

               (9)  (a)  Form of Transfer Agency Agreement between the
                         Registrant and PFPC Inc. (formerly Provident Financial Processing Corporation) (the "Transfer Agency Agreement")**.

                              (1) Form of Amendment to the Transfer Agency Agreement***.

                              (2) Form of Amendment Number One to the Transfer Agency Agreement***.

                              (3) Form of Amendment Number Two to the Transfer Agency Agreement***.

                              (4)  Form of Amendment Number Three to the
                                   Transfer Agency Agreement***.

                              (5) Form of Amendment Number Four to the Transfer Agency Agreement***.

                              (6) Form of Amendment Number Five to the Transfer Agency Agreement***.

                              (7) Form of Amendment Number Six dated March 1, 1996 to the Transfer Agency Agreement re: the RWB/DFA U.S. High Book to Market Portfolio, RWB/DFA Two-Year Corporate Fixed Income Portfolio and RWB/DFA Two-Year Government Portfolio.
                                   INCORPORATED HEREIN BY REFERENCE TO:
                                   Filing: Post-Effective Amendment No. 12/13 to the Registration Statement of Registrant on Form N-1A.
                                   File Nos.:  33-33980 and 811-6067.
                                   Filing Date:  December 15, 1995.

                              (8)  Form of Amendment Number Seven to the
                                   Transfer Agency Agreement re: DFA
                                   International Value Portfolio IV and Emerging Markets Portfolio II.
                                   INCORPORATED HEREIN BY REFERENCE TO:
                                   Filing: Post-Effective Amendment No. 16/17 to the Registration Statement on Form N-1A. File Nos.: 33-33980 and 811-6067.
                                   Filing Date:  June 20, 1997.

                         (b) Form of Administration and Accounting Services Agreement between the Registrant and PFPC Inc. (formerly with Provident Financial Processing Corporation) (the "Accounting Services Agreement")**.

                              (1) Form of Amendment to the Accounting Services Agreement**.

                              (2)  Form of Amendment Number One to the
                                   Accounting Services Agreement***.

                              (3)  Form of Amendment Number Two to the
                                   Accounting Services Agreement***.

                              (4)  Form of Amendment Number Three to the
                                   Accounting Services Agreement***.

                              (5)  Form of Amendment Number Four to the
                                   Accounting Services Agreement***.

                              (6)  Form of Amendment Number Five to the
                                   Accounting Services Agreement***.

                              (7) Form of Amendment Number Six dated March 1, 1996 to the Accounting Services Agreement re:
                                   RWB/DFA U.S. High Book to Market Portfolio,
                                   RWB/DFA Two-Year Corporate Fixed Income
                                   Portfolio and RWB/DFA Two-Year Government
                                   Portfolio.
                                   INCORPORATED HEREIN BY REFERENCE TO:
                                   Filing: Post-Effective Amendment No. 12/13 to the Registration Statement of Registrant on Form N-1A
                                   File Nos.:  33-33980 and 811-6067
                                   Filing Date:  December 15, 1995.

                              (8)  Form of Amendment Number Seven to the
                                   Accounting Services Agreement re: DFA
                                   International Value Portfolio IV and Emerging Markets Portfolio II.
                                   INCORPORATED HEREIN BY REFERENCE TO:
                                   Filing: Post-Effective Amendment No. 16/17 to the Registration Statement on Form N-1A. File Nos.: 33-33980 and 811-6067.
                                   Filing Date:  June 20, 1997.

                    (c)  ADMINISTRATION AGREEMENTS.
                         (1) Form of between the Registrant and Dimensional Fund Advisors Inc. ("DFA") dated May 3, 1993 re: the DFA 6-10 Institutional Portfolio**.

                         (2) Form of between the Registrant and DFA dated December 1, 1993 re: the DFA International Value Portfolio**.

                         (3) Form of between the Registrant and DFA re: the DFA International Value Portfolio II**.

                         (4) Form of between the Registrant and DFA dated January 1, 1994 re: the U.S. Small Cap Value Portfolio II**.

                         (5) Form of between the Registrant and DFA dated July 1, 1994 re: the U.S. Large Cap Value Portfolio II**.

                         (6) Form of between the Registrant and DFA dated September 30, 1994 re: the DFA One-Year Fixed Income Portfolio II**.

                         (7) Form of between the Registrant and DFA dated December 20, 1994 re: the U.S. Large Cap Value Portfolio III**.

                         (8) Form of between the Registrant and DFA dated December 20, 1994 re: the DFA International Value Portfolio III**.

                         (9) Form of between the Registrant and DFA dated March 1, 1996 re: the RWB/DFA U.S. High Book to Market Portfolio.
                              INCORPORATED HEREIN BY REFERENCE TO:
                              Filing: Post-Effective Amendment No. 12/13 to the Registration Statement of Registrant on Form N-1A. File Nos.: 33-33980 and 811-6067.
                              Filing Date:  December 15, 1995.

                         (10) Form of between the Registrant and DFA dated March
                              1, 1996 re: the RWB/DFA Two-Year Corporate Fixed Income Portfolio.
                              INCORPORATED HEREIN BY REFERENCE TO:
                              Filing: Post-Effective Amendment No. 12/13 to the Registration Statement of Registrant on Form N-1A. File Nos.: 33-33980 and 811-6067.
                              Filing Date:  December 15, 1995.

                         (11) Form of between the Registrant and DFA dated March
                              1, 1996 re: the RWB/DFA Two-Year Government
                              Portfolio.
                              INCORPORATED HEREIN BY REFERENCE TO:
                              Filing: Post-Effective Amendment No. 12/13 to the Registration Statement of Registrant on Form N-1A. File Nos.: 33-33980 and 811-6067.
                              Filing Date:  December 15, 1995.

                         (12) Form of re: the DFA Five-Year Government Portfolio
                              II.**

                         (13) Form of re: DFA International Value Portfolio IV.
                              INCORPORATED HEREIN BY REFERENCE TO:  Filing:
                              Post-Effective Amendment No. 16/17 to the
                              Registration Statement on Form N-1A.
                              File Nos.:  33-33980 and 811-6067.
                              Filing Date:  June 20, 1997.

                         (14) Form of re: Emerging Markets Portfolio II.
                              INCORPORATED HEREIN BY REFERENCE TO:  Filing:
                              Post-Effective Amendment No. 16/17 to the
                              Registration Statement on Form N-1A.
                              File Nos.:  33-33980 and 811-6067.
                              Filing Date:  June 20, 1997.

                    (d)  CLIENT SERVICE AGREEMENTS.
                         (1) Form of re: the RWB/DFA Two-Year Corporate Fixed Income Portfolio.
                              INCORPORATED HEREIN BY REFERENCE TO:
                              Filing: Post-Effective Amendment No. 12/13 to the Registration

                              Statement of Registrant on Form N-1A.
                              File Nos.:  33-33980 and 811-6067.
                              Filing Date:  December 15, 1995.

                         (2) Form of re: the RWB/DFA Two-Year Government Portfolio.
                              INCORPORATED HEREIN BY REFERENCE TO:
                              Filing: Post-Effective Amendment No. 12/13 to the Registration Statement of Registrant on Form N-1A. File Nos.: 33-33980 and 811-6067.
                              Filing Date:  December 15, 1995.

                         (3) Form of Client Service Agent Agreement re: the RWB/DFA U.S. High Book-to-Market Portfolio. INCORPORATED HEREIN BY REFERENCE TO:
                              Filing: Post-Effective Amendment No. 12/13 to the Registration Statement of Registrant on Form N-1A. File Nos.: 33-33980 and 811-6067.
                              Filing Date:  December 15, 1995.

                    (e)  OTHER.
                         (1) Form of Facility Agreement with Dimensional Fund Advisors Inc.**.

                         (2)  Form of Shareholders Agreement**.

               (10) OPINION OF COUNSEL.  Not Applicable.

               (11) CONSENTS.  Consent of Coopers & Lybrand, L.L.P. is filed herewith

               (12) FINANCIAL STATEMENTS OMITTED FROM ITEM 23.
                    Not applicable.

               (13) AGREEMENTS OF UNDERSTANDINGS MADE IN CONSIDERATION FOR
                    PROVIDING INITIAL CAPITAL.
                    (a) Form of Subscription Agreement under Section 14(a)(3) of Investment Company Act of 1940**.

               (14) MODEL PLAN USED IN THE ESTABLISHMENT OF ANY RETIREMENT PLAN.
                    None.

               (15) (a)  PLANS ENTERED INTO PURSUANT TO RULE 12B-1.
                         None.

                    (b)  AGREEMENTS RELATING TO IMPLEMENTATION WITH PLAN.
                         None.

               (16) SCHEDULES FOR COMPUTATION OF PERFORMANCE
                    QUOTATIONS FILED HEREWITH

               (17) FINANCIAL DATA SCHEDULES.
                    Financial Data Schedules dated November 30, 1997 relating to the:

                         (1)  DFA 6-10 Institutional Portfolio of the
                              Registrant.

                         (2)  DFA International Value Portfolio of the
                              Registrant.

                         (3) DFA International Value Portfolio II of the Registrant.

                         (4)  U.S. Small Cap Value Portfolio II of the
                              Registrant.

                         (5)  U.S. Large Cap Value Portfolio II of the
                              Registrant.

                         (6) DFA One-Year Fixed Income Portfolio II of the Registrant.

                         (7)  U.S. Large Cap Value Portfolio III of the
                              Registrant.

                         (8) DFA International Value Portfolio III of the Registrant.

                         (9) RWB/DFA U.S. High-Book-to-Market Portfolio of the Registrant.

                         (10) RWB/DFA Two-Year Corporate Fixed Income Portfolio
                              of the Registrant.

                         (11) RWB/DFA Two-Year Government Portfolio of the
                              Registrant.

                         (12) DFA International Value Portfolio IV
                              of the Registrant.

                         (13) Emerging Markets Portfolio II of the
                              Registrant.

               (18) PLANS PURSUANT TO RULE 18F-3.
                    Not applicable.

               (19) POWERS-OF-ATTORNEY.
                    (a) On behalf of the Registrant, dated July 18, 1997, appointing David G. Booth, Rex A.

                         Sinquefield, Michael T. Scardina, Irene R. Diamant, Catherine L. Newell and Stephen W. Kline, Esquire as attorneys in fact.
                         INCORPORATED HEREIN BY REFERENCE TO:
                         Filing:  Post-Effective Amendment
                         No. 17/18 to the Registration
                         Statement of the Registrant on Form
                         N-1A.
                         File Nos.:  33-33980 and 811-6067.
                         Filing Date:  October 1, 1997

                    (b) On behalf of DFA Investment Trust Company, dated July 18, 1997, appointing David G. Booth, Rex A. Sinquefield, Michael T. Scardina, Irene R. Diamant, Catherine L. Newell and Stephen W. Kline, Esquire as attorneys in fact.
                         INCORPORATED HEREIN BY REFERENCE TO:
                         Filing:  Post-Effective Amendment
                         No. 17/18 to the Registration
                         Statement of the Registrant on Form
                         N-1A.
                         File Nos.:  33-33980 and 811-6067.
                         Filing Date:  October 1, 1997


     ** Previously filed with this registration statement and incorporated herein by reference.

     ***  To be filed by amendment.

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH
          REGISTRANT.
          None.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES.

               (1)                                     (2)
                                                  Number of Record
          Title of Class                            Holders as of
          (PAR VALUE $.01)                       DECEMBER 31, 1998
          ----------------                       -----------------
          DFA 6-10  Institutional Portfolio               2
          DFA International Value Portfolio              69
          DFA International Value Portfolio II            1
          U.S. Small Cap Value Portfolio II               1
          U.S. Large Cap Value Portfolio II               1
          DFA One-Year Fixed Income Portfolio II          6
          DFA International Value Portfolio III           1


                                         C-11

          U.S. Large Cap Value Portfolio III              3
          RWB/DFA U.S. High Book-to-Market
           Portfolio                                      4
          RWB/DFA Two-Year Corporate Fixed
           Income Portfolio                               4
          RWB/DFA Two-Year Government
           Portfolio                                      4
          DFA International Value Portfolio IV            1
          Emerging Markets Portfolio II                   1

ITEM 27.  INDEMNIFICATION.
     (a) Section 1 of Article Ten of the Registrant's By-Laws, as approved through December 20, 1995, provides for indemnification, as set forth below (with respect to the indemnification of the Officers and Directors of the corporation):

               (1) The Corporation shall indemnify each Officer and Director made party to a proceeding, by reason of service in such capacity, to the fullest extent, and in the manner provided under Section 2-418 of the Maryland General Corporation Law:
                    (i) unless it is proved that the person seeking indemnification did not meet the standard of conduct set forth in subsection (b)(1) of such section; and (ii) provided, that the Corporation shall not indemnify any Officer or Director for any liability to the Corporation or its security holders arising from the willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

               (2) The provisions of clause (i) of paragraph (a) herein notwithstanding, the Corporation shall indemnify each Officer and Director against reasonable expenses incurred in connection with the successful defense of any proceeding to which such Officer or Director is a party by reason of service in such capacity.

               (3) The Corporation, in the manner and to the extent provided by applicable law, shall advance to each Officer and Director who is made party to a proceeding by reason of service in such capacity the reasonable expenses incurred by such person in connection therewith.

          (b) Registrant's Articles of Incorporation provide the following under Article Seventh:
               (1) To the fullest extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, as amended from time to time, no director or officer of the Corporation shall have any liability to the Corporation or its stockholders for money damages. This limitation on liability applies to liabilities occurring for acts or omissions occurring at the time a person serves as a director or officer of the Corporation, whether or not such person is a director or officer at the time of any proceeding in which liability is asserted.

               (2) Notwithstanding the foregoing, this Article SEVENTH shall not operate to protect any director or officer of the Corporation against any liability to the Corporation or its stockholders to which such person would otherwise be subject by reason or willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such person's office.



ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR.
               Registrant's Investment Advisor, Dimensional Fund Advisors Inc. (the "Advisor"), was organized in May, 1981. The principal place of business of the Advisor is 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401. The Advisor is engaged in the business of providing investment advice primarily to institutional investors.

               The Advisor is also the investment manager for three other registered open-end investment companies, The DFA Investment Trust Company, Dimensional Emerging Market Funds Inc. and DFA Investment Dimensions Group Inc. The Advisor also serves as sub-advisor for certain other registered investment companies. For additional information, please see "Management of the Fund" in the Prospectuses and "Directors and Officers" in the Statements of Additional Information of this Registration Statement. Additional information as to the Advisor and the directors and officers of the Advisor is included in the Advisor's Form ADV filed with the Commission (File No. 801-16283), which is incorporated herein by reference and sets forth the officers and directors of the Advisor and information as to any business, profession, vocation or employment or a substantial nature engaged in by those officers and directors during the past two years.

ITEM 29.  PRINCIPAL UNDERWRITERS.
          (a) NAMES OF INVESTMENT COMPANIES FOR WHICH THE REGISTRANT'S PRINCIPAL UNDERWRITER ALSO ACTS AS PRINCIPAL UNDERWRITER. Not Applicable.

          (b) Registrant distributes its own shares. It has entered into an agreement with DFA Securities Inc. dated April 16, 1993 which provides that DFA Securities Inc., 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401, will supervise the sale of Registrant's shares. This agreement is subject to the requirements of Section 15(b) of the Investment Company Act of 1940.

          (c) COMMISSIONS AND OTHER COMPENSATION RECEIVED BY EACH PRINCIPAL UNDERWRITER WHO IS NOT AN AFFILIATED PERSON OF THE REGISTRANT. Not applicable.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS
          Most accounts and records are maintained by PFPC Inc., 400 Bellevue Parkway, Wilmington, DE 19809. Other records are maintained by Registrant at its business office at 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401.

ITEM 31.  MANAGEMENT SERVICES.
          None

ITEM 32.  UNDERTAKINGS.
          (a)  Not applicable.
          (b) The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                      SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment Nos. 18/19 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment Nos. 18/19 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Santa Monica and the State of California on the 12th day of February, 1998.

                                   DIMENSIONAL INVESTMENT GROUP INC.

                              By:  David G. Booth*
                                   -------------------------------
                                   David G. Booth
                                   President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment Nos. 18/19 to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature                     Title                    Date
---------                     -----                    ----

                              Director and
David G. Booth*               Chairman-Chief           February 12, 1998
-------------------------     Executive Officer
David G. Booth

                              Director and
Rex A. Sinquefield*           Chairman-Chief           February 12, 1998
-------------------------     Investment Officer
Rex A. Sinquefield

                              Chief Financial
Michael T. Scardina*          Officer, Treasurer       February 12, 1998
-------------------------     and Vice President
Michael T. Scardina

George M. Constantinides*     Director                 February 12, 1998
-------------------------
George M. Constantinides

John P. Gould*                Director                 February 12, 1998
-------------------------
John P. Gould

Roger G. Ibbotson*            Director                 February 12, 1998
-------------------------
Roger G. Ibbotson

Merton H. Miller*             Director                 February 12, 1998
-------------------------
Merton H. Miller

Myron S. Scholes*             Director                 February 12, 1998
-------------------------
Myron S. Scholes

*    By:  Irene R. Diamant
          -----------------------------
          Irene R. Diamant, attorney-in-fact
          (Pursuant to Power of Attorney)

                                      SIGNATURES

     The DFA Investment Trust Company consents to the filing of this Post-Effective Amendment Nos. 18/19 to the Registration Statement of Dimensional Investment Group Inc. which is signed on its behalf by the undersigned, thereunto duly authorized, in the City of Santa Monica and State of California on the 12th day of February, 1998.

                         THE DFA INVESTMENT TRUST COMPANY

                         By:  David G. Booth*
                              -------------------------------
                              David G. Booth
                              President and
                              Chairman-Chief Executive Officer

The undersigned Trustees and Principal Officers of The DFA Investment Trust Company consent to the filing of this Post-Effective Amendment Nos. 18/19 to the Registration Statement of Dimensional Investment Group Inc. on the dates indicated.

Signature                     Title                    Date
---------                     -----                    -----

                              Trustee and
David G. Booth*               Chairman-Chief           February 12, 1998
-------------------------     Executive Officer
David G. Booth

                              Trustee and
Rex A. Sinquefield*           Chairman-Chief           February 12, 1998
-------------------------     Investment Officer
Rex A. Sinquefield

                              Chief Financial
Michael T. Scardina*          Officer, Treasurer       February 12, 1998
-------------------------     and Vice President
Michael T. Scardina

George M. Constantinides*     Trustee                  February 12, 1998
-------------------------
George M. Constantinides

John P. Gould*                Trustee                  February 12, 1998
-------------------------
John P. Gould

Roger G. Ibbotson*            Trustee                  February 12, 1998
-------------------------
Roger G. Ibbotson

Merton H. Miller*             Trustee                  February 12, 1998
-------------------------
Merton H. Miller

Myron S. Scholes*             Trustee                  February 12, 1998
-------------------------
Myron S. Scholes

*    By:  Irene R. Diamant
          -----------------------------
          Irene R. Diamant, attorney-in-fact
          (Pursuant to Power of Attorney)

                                    EXHIBIT INDEX


Exhibit No.              Exhibit
-----------              -------

99(b)(2)                 By-Laws as approved through 12/18/97.

99(b)(11)                Consent of Coopers & Lybrand, L.L.P.

99(b)(16)                Schedules for Computation of Performance
                         Quotations

27(b)(17)                Financial Data Schedules dated November 30, 1997